UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2018

Date of reporting period: July 31, 2017

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2017

Burkenroad Small Cap Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

U.S. Small Cap Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2017 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period form February 1, 2017 to July 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2017 (Unaudited)

	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Annualized Expense Ratios		Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,025.90	1.15%		$5.78
Investor Class Shares	1,000.00	1,024.80	1.40%		7.04
Class D Shares	1,000.00	1,023.60	1.65%		8.28

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.09	1.15%		$5.76
Investor Class Shares	1,000.00	1,017.84	1.40%		7.02
Class D Shares	1,000.00	1,016.61	1.65%		8.25

Diversified Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.60	0.90%		$4.53
Investor Class Shares	1,000.00	1,030.40	1.15%		5.79
Class C Shares	1,000.00	1,026.70	1.90%		9.54

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%		$4.51
Investor Class Shares	1,000.00	1,019.09	1.15%		5.75
Class C Shares	1,000.00	1,015.38	1.90%		9.49

Diversified International Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,171.30	1.28%		$6.90
Investor Class Shares	1,000.00	1,169.70	1.53%		8.24
Class C Shares	1,000.00	1,165.30	2.28%		12.25

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.44	1.28%		$6.41
Investor Class Shares	1,000.00	1,017.20	1.53%		7.66
Class C Shares	1,000.00	1,013.48	2.28%		11.39

Dynamic Asset Allocation Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,056.00	1.40%		$7.14
Investor Class Shares	1,000.00	1,054.60	1.65%		8.39
Class C Shares	1,000.00	1,050.90	2.40%		12.20

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.85	1.40%		$7.01
Investor Class Shares	1,000.00	1,016.63	1.65%		8.23
Class C Shares	1,000.00	1,012.90	2.40%		11.97

International Small Cap
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,167.40	1.55%		$8.33
Investor Class Shares	1,000.00	1,166.00	1.80%		9.66
Class C Shares	1,000.00	1,166.90	1.80	%(1)	9.67

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.11	1.55%		$7.75
Investor Class Shares	1,000.00	1,015.88	1.80%		8.99
Class C Shares	1,000.00	1,015.78	2.55	%(2)	12.72

	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Annualized Expense Ratios		Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,029.20	0.75%		$3.77
Investor Class Shares	1,000.00	1,028.00	1.00%		5.03
Class C Shares	1,000.00	1,032.40	0.07	%(1)	0.35

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.07	0.75%		$3.76
Investor Class Shares	1,000.00	1,019.84	1.00%		5.01
Class C Shares	1,000.00	1,016.12	1.75	%(3)	8.75

Microcap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.20	1.50%		$7.62
Investor Class Shares	1,000.00	1,048.20	1.75%		8.87
Class C Shares	1,000.00	1,044.10	2.50%		12.66

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.35	1.50%		$7.50
Investor Class Shares	1,000.00	1,016.13	1.75%		8.73
Class C Shares	1,000.00	1,012.41	2.50%		12.47

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,034.20	0.75%		$3.78
Investor Class Shares	1,000.00	1,033.50	1.00%		5.04
Class C Shares	1,000.00	1,029.20	1.75%		8.80

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.07	0.75%		$3.76
Investor Class Shares	1,000.00	1,019.84	1.00%		5.01
Class C Shares	1,000.00	1,016.11	1.75%		8.75

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,035.10	1.18%		$5.95
Investor Class Shares	1,000.00	1,034.20	1.44%		7.26
Class C Shares	1,000.00	1,030.20	2.18%		10.97

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.71	1.18%		$5.91
Investor Class Shares	1,000.00	1,018.42	1.44%		7.20
Class C Shares	1,000.00	1,014.75	2.18%		10.89

U.S. Small Cap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$987.90	1.10%		$5.42
Investor Class Shares	1,000.00	986.80	1.35%		6.65
Class C Shares	1,000.00	982.70	2.10%		10.30

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.34	1.10%		$5.51
Investor Class Shares	1,000.00	1,018.10	1.35%		6.75
Class C Shares	1,000.00	1,014.40	2.10%		10.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(1)	There were no expenses accrued in the period due to low average net assets relative to other classes of the Fund.
(2)	The Class C Shares is expected to run at the expense limit of 2.55% when Net Assets increase.
(3)	The Class C Shares is expected to run at the expense limit of 1.75% when Net Assets increase.

Schedule of Investments

Burkenroad Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.6%
Aerospace & Defense — 1.7%
HEICO	160,000	$12,859
Total Aerospace & Defense		12,859
Banks — 14.7%
FCB Financial Holdings, Cl A*	220,000	10,373
Green Bancorp*	370,000	8,306
International Bancshares	300,000	10,620
LegacyTexas Financial Group	200,000	7,744
Nationstar Mortgage Holdings*	420,000	7,489
Prosperity Bancshares	150,000	9,615
ServisFirst Bancshares	300,000	10,902
Southside Bancshares	235,750	8,187
Synovus Financial	300,000	13,044
Trustmark	360,000	11,506
United Community Banks	450,000	12,492
Total Banks		110,278
Broadcasting, Newspapers and Advertising — 1.3%
Gray Television*	650,000	9,685
Total Broadcasting, Newspapers and Advertising		9,685
Building & Construction — 2.9%
Beazer Homes USA*	625,000	8,287
TopBuild*	260,000	13,723
Total Building & Construction		22,010
Chemicals — 4.2%
Kraton*	300,000	11,160
Platform Specialty Products*	780,000	10,928
Rayonier Advanced Materials	650,000	9,691
Total Chemicals		31,779

Description	Shares	Value (000)
Commercial Services — 2.0%
Advanced Disposal Services*	300,000	$7,254
Insperity	105,000	7,928
Total Commercial Services		15,182
Computer Software — 2.5%
Ebix	130,000	7,508
RealPage*	300,000	11,625
Total Computer Software		19,133
Computers & Services — 1.6%
Applied Optoelectronics*	120,000	11,699
Total Computers & Services		11,699
Electrical Utilities — 2.6%
Calpine*	540,000	7,765
El Paso Electric	220,000	11,418
Total Electrical Utilities		19,183
Electronic Components & Equipment — 1.8%
Tech Data*	135,000	13,824
Total Electronic Components & Equipment		13,824
Engineering Services — 1.8%
MasTec*	300,000	13,860
Total Engineering Services		13,860
Financial Services — 1.1%
Westwood Holdings Group	140,000	8,253
Total Financial Services		8,253
Food, Beverage & Tobacco — 5.2%
Fresh Del Monte Produce	190,000	9,779
National Beverage*	150,000	15,318
Sanderson Farms	110,000	14,383
Total Food, Beverage & Tobacco		39,480
Gas & Natural Gas — 1.8%
Atmos Energy	156,000	13,535
Total Gas & Natural Gas		13,535
Hotels & Lodging — 2.4%
La Quinta Holdings*	500,000	7,455
Marriott Vacations Worldwide	90,000	10,517
Total Hotels & Lodging		17,972

Schedule of Investments	July 31, 2017 (Unaudited)

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Insurance — 5.0%
American National Insurance	80,000	$9,520
Amerisafe	140,000	8,085
Primerica	130,000	10,537
Universal Insurance Holdings	400,000	9,540
Total Insurance		37,682
Leasing & Renting — 1.8%
Aaron’s	300,000	13,884
Total Leasing & Renting		13,884
Machinery — 1.6%
Alamo Group	130,000	12,091
Total Machinery		12,091
Materials — 0.9%
Eagle Materials	75,000	7,058
Total Materials		7,058
Medical Products & Services — 5.8%
Amedisys*	120,000	5,683
Halyard Health*	200,000	8,044
HealthSouth	200,000	8,512
Integer Holdings*	200,000	9,160
US Physical Therapy	190,000	11,989
Total Medical Products & Services		43,388
Metals & Mining — 1.4%
Commercial Metals	550,000	10,230
Total Metals & Mining		10,230
Paper & Paper Products — 1.1%
Neenah Paper	100,000	7,990
Total Paper & Paper Products		7,990
Petroleum & Fuel Products — 10.6%
Callon Petroleum*	600,000	6,792
Diamondback Energy*	110,000	10,547
Energen*	200,000	10,656
HollyFrontier	290,000	8,363
McDermott International*	1,650,000	11,170
Oasis Petroleum*	650,000	5,057
Oceaneering International	280,000	7,182
Oil States International*	240,000	5,964
Patterson-UTI Energy	400,000	7,736
Range Resources	280,000	5,911
Total Petroleum & Fuel Products		79,378

Description	Shares	Value (000)
Real Estate Investment Trust — 7.7%
Cousins Properties	970,000	$8,914
EastGroup Properties	140,000	12,205
Lamar Advertising, Cl A	160,000	11,291
Medical Properties Trust	570,000	7,399
Summit Hotel Properties	600,000	10,758
Xenia Hotels & Resorts	370,000	7,519
Total Real Estate Investment Trust		58,086
Retail — 9.1%
Dave & Buster’s Entertainment*	190,000	11,801
DXP Enterprises*	270,000	7,719
Fossil Group*	750,000	8,437
Office Depot	1,300,000	7,631
Pool	100,000	10,812
Rush Enterprises, Cl A*	230,000	9,920
Ruth’s Hospitality Group	620,000	12,400
Total Retail		68,720
Semi-Conductors & Instruments — 2.6%
Benchmark Electronics*	210,000	7,066
Cirrus Logic*	200,000	12,288
Total Semi-Conductors & Instruments		19,354
Transportation Services — 3.4%
Kirby*	120,000	7,308
Saia*	190,000	10,326
Trinity Industries	280,000	7,675
Total Transportation Services		25,309
Total Common Stock (Cost $521,747 (000))		741,902
Cash Equivalent (A) — 1.6%
Federated Government Obligations Fund, Cl I, 0.890%	12,331,876	12,332
Total Cash Equivalent (Cost $12,332 (000))		12,332
Total Investments — 100.2% (Cost $534,079 (000))		$754,234

Percentages are based on net assets of $752,537 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Diversified Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 37.7%
Automotive — 1.8%
American Axle & Manufacturing
6.625%, 10/15/22	$500	$519
General Motors Financial
5.250%, 03/01/26	500	542
Total Automotive		1,061
Banks — 1.9%
Bank of America (A) (B)
6.250%, 09/29/49	125	138
JPMorgan Chase (A) (B)
6.750%, 08/29/49	400	458
Savings Bank Life Insurance of Massachusetts (C)
6.500%, 08/01/47	500	495
Total Banks		1,091
Broadcasting, Newspapers and Advertising — 0.9%
AMC Networks
5.000%, 04/01/24	500	515
Total Broadcasting, Newspapers and Advertising		515
Building & Construction — 1.8%
PulteGroup
5.500%, 03/01/26	500	538
Standard Industries (C)
5.375%, 11/15/24	500	526
Total Building & Construction		1,064

Description	Face Amount (000)	Value (000)
Cable/Media — 2.7%
Charter Communications Operating
4.908%, 07/23/25	$500	$537
CSC Holdings (C)
5.500%, 04/15/27	500	532
Sirius XM Radio (C)
5.000%, 08/01/27	500	511
Total Cable/Media		1,580
Chemicals — 1.9%
Blue Cube Spinco
9.750%, 10/15/23	500	610
Rayonier AM Products (C)
5.500%, 06/01/24	500	494
Total Chemicals		1,104
Computers & Services — 1.8%
First Data (C)
5.000%, 01/15/24	500	520
Western Digital (C)
7.375%, 04/01/23	500	549
Total Computers & Services		1,069
Entertainment — 3.7%
Boyd Gaming
6.375%, 04/01/26	500	545
International Game Technology (C)
6.500%, 02/15/25	500	552
Penn National Gaming (C)
5.625%, 01/15/27	500	515
Viacom (A)
6.250%, 02/28/57	500	514
Total Entertainment		2,126
Financial Services — 1.8%
Ally Financial
5.750%, 11/20/25	500	535
Oppenheimer Holdings (C)
6.750%, 07/01/22	500	505
Total Financial Services		1,040
Food, Beverage & Tobacco — 2.7%
Alliance One International (C)
8.500%, 04/15/21	500	524
Land O’ Lakes (B) (C)
8.000%, 12/29/49	500	552

Schedule of Investments	July 31, 2017 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco (continued)
Vector Group (C)
6.125%, 02/01/25	$500	$515
Total Food, Beverage & Tobacco		1,591
Gas & Natural Gas — 0.9%
Teekay
8.500%, 01/15/20	500	502
Total Gas & Natural Gas		502
Industrials — 0.8%
General Electric (A) (B)
5.000%, 12/29/49	447	471
Total Industrials		471
Insurance — 0.9%
Prudential Financial (A)
5.375%, 05/15/45	500	542
Total Insurance		542
Medical Products & Services — 2.7%
Centene
6.125%, 02/15/24	500	544
CHS
6.250%, 03/31/23	500	513
DaVita
5.000%, 05/01/25	500	507
Total Medical Products & Services		1,564
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	542
Total Oil, Gas & Consumable Fuels		542
Pharmaceuticals — 0.9%
Valeant Pharmaceuticals International (C)
6.500%, 03/15/22	500	528
Total Pharmaceuticals		528
Real Estate Investment Trust — 1.8%
Avison Young Canada (C)
9.500%, 12/15/21	500	504
GLP Capital
5.375%, 04/15/26	500	545
Total Real Estate Investment Trust		1,049

Description	Face Amount (000)/Shares	Value (000)
Retail — 1.7%
Guitar Center (C)
6.500%, 04/15/19	$500	$446
Levi Strauss
5.000%, 05/01/25	500	524
Total Retail		970
Specialty Retail — 0.8%
PetSmart (C)
5.875%, 06/01/25	500	480
Total Specialty Retail		480
Telecommunication Services — 3.7%
Gogo Intermediate Holdings (C)
12.500%, 07/01/22	500	567
Intelsat Jackson Holdings (C)
8.000%, 02/15/24	500	543
Level 3 Financing
5.375%, 08/15/22	500	514
VeriSign (C)
4.750%, 07/15/27	500	508
Total Telecommunication Services		2,132
Telephones & Telecommunication — 1.6%
Frontier Communications
8.750%, 04/15/22	495	435
SBA Communications (C)
4.875%, 09/01/24	500	520
Total Telephones & Telecommunication		955
Total Corporate Bonds (Cost $21,455 (000))		21,976
Registered Investment Companies — 26.8%
Exchange Traded Funds — 15.2%
Alerian MLP ETF	708,837	8,506
VanEck Vectors Preferred Securities ex Financials ETF	17,413	351
Total Exchange Traded Funds		8,857
Open-End Funds — 11.6%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	265,973	2,726
BlackRock High Yield Portfolio, Institutional Class	510,740	4,010
Total Open-End Funds		6,736
Total Registered Investment Companies (Cost $15,435 (000))		15,593

Schedule of Investments

Diversified Income Fund (continued)

Description	Shares	Value (000)
Common Stock — 19.7%
Automotive — 0.4%
Ford Motor	8,700	$98
General Motors	3,100	111
Total Automotive		209
Banks — 0.8%
New York Community Bancorp	5,653	74
Northwest Bancshares	8,240	133
People’s United Financial	6,388	111
Valley National Bancorp	10,511	125
Total Banks		443
Chemicals — 0.2%
LyondellBasell Industries, Cl A	1,270	114
Total Chemicals		114
Computers & Services — 0.6%
Comtech Telecommunications	8,889	160
International Business Machines	740	107
Seagate Technology	2,870	95
Total Computers & Services		362
Consumer Electronics — 0.3%
Garmin	2,940	148
Total Consumer Electronics		148
Containers & Packaging — 0.3%
Greif, Cl A	3,250	182
Total Containers & Packaging		182
Electrical Utilities — 2.4%
AES	9,530	107
Ameren	2,405	135
Consolidated Edison	1,550	129
Duke Energy	1,390	118
Entergy	1,473	113
Exelon	3,155	121
FirstEnergy	2,980	95
Hawaiian Electric Industries	3,340	110
PPL	3,095	119
Public Service Enterprise	2,430	109
SCANA	1,710	110
Southern	2,220	106
Total Electrical Utilities		1,372

Description	Shares	Value (000)
Entertainment — 0.2%
New Media Investment Group	8,210	$114
Total Entertainment		114
Financial Services — 0.1%
Greenhill	4,340	80
Total Financial Services		80
Food, Beverage & Tobacco — 0.4%
Altria Group	1,838	120
Philip Morris International	1,220	142
Total Food, Beverage & Tobacco		262
Household Products — 0.2%
Tupperware Brands	1,810	110
Total Household Products		110
Insurance — 0.4%
Old Republic International	5,910	116
Safety Insurance Group	1,859	132
Total Insurance		248
Medical Products & Services — 0.3%
AbbVie	1,790	125
Meridian Bioscience	5,570	76
Total Medical Products & Services		201
Office Furniture & Fixtures — 0.2%
Pitney Bowes	6,960	109
Total Office Furniture & Fixtures		109
Paper & Paper Products — 0.4%
Domtar	2,790	109
Schweitzer-Mauduit International	2,858	110
Total Paper & Paper Products		219
Petroleum & Fuel Products — 0.6%
Chevron	1,180	129
Helmerich & Payne	1,810	91
HollyFrontier	3,560	103
Total Petroleum & Fuel Products		323
Petroleum Refining — 0.2%
Valero Energy	1,980	137
Total Petroleum Refining		137

Schedule of Investments	July 31, 2017 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Pharmaceuticals — 0.2%
Pfizer	2,910	$96
Total Pharmaceuticals		96
Real Estate Investment Trust — 10.3%
Apple Hospitality	5,830	108
Brandywine Realty Trust	6,900	116
Care Capital Properties	4,122	100
CBL & Associates Properties	11,060	97
Colony NorthStar, Cl A	8,969	131
Columbia Property Trust	5,170	112
CoreCivic	3,195	88
Corporate Office Properties Trust	3,995	133
DDR	6,230	63
DiamondRock Hospitality	12,140	142
Digital Realty Trust	1,130	130
DuPont Fabros Technology	2,520	157
EastGroup Properties	1,670	146
EPR Properties	1,530	111
Gaming and Leisure Properties	3,250	123
GEO Group	4,842	142
HCP	3,260	103
Healthcare Realty Trust	3,375	112
Healthcare Trust of America, Cl A	3,550	109
Highwoods Properties	5	—
Hospitality Properties Trust	4,195	122
Host Hotels & Resorts	7,030	131
Iron Mountain	2,900	106
Kite Realty Group Trust	3,970	82
Lamar Advertising, Cl A	1,670	118
LaSalle Hotel Properties	4,690	139
Lexington Realty Trust	11,360	116
Liberty Property Trust	2,865	120
Medical Properties Trust	16,175	210
National Retail Properties	2,390	96
Omega Healthcare Investors	6,785	214
Outfront Media	4,860	111
Pebblebrook Hotel Trust	4,270	144
Piedmont Office Realty Trust, Cl A	5,420	114
Potlatch	3,120	149
Quality Care Properties*	650	11
Rayonier	4,150	121
Realty Income	1,785	102
Retail Properties of America, Cl A	6,820	90
RLJ Lodging Trust	5,340	113
Ryman Hospitality Properties	2,220	139
Senior Housing Properties Trust	5,720	111
Spirit Realty Capital	9,420	75

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
Sunstone Hotel Investors	9,000	$147
Uniti Group	4,350	111
Ventas	1,620	109
Washington	3,645	122
Washington Prime Group	10,640	96
Welltower	1,555	114
Weyerhaeuser	3,420	113
WP Carey	1,670	114
Xenia Hotels & Resorts	6,780	138
Total Real Estate Investment Trust		6,021
Retail — 0.7%
GameStop, Cl A	3,450	75
Kohl’s	2,890	120
Mattel	4,420	88
Target	2,120	120
Total Retail		403
Telephones & Telecommunication — 0.5%
AT&T	3,035	118
CenturyLink	3,595	84
Verizon Communications	2,160	105
Total Telephones & Telecommunication		307
Total Common Stock (Cost $10,208 (000))		11,460
Preferred Stock — 13.5%
Banks — 2.9%
Bank of America
7.250% (B)	410	532
Citigroup
6.300% (B)	20,000	535
Wells Fargo
7.500% (B)	460	611
Total Banks		1,678
Electrical Utilities — 1.8%
Entergy New Orleans
5.500%, 04/01/2066	20,000	522
Southern
5.250%, 10/01/2076	20,000	510
Total Electrical Utilities		1,032
Gas & Natural Gas — 0.9%
Teekay LNG Partners 9.000% (B)	20,000	507
Total Gas & Natural Gas		507

Schedule of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Insurance — 0.9%
AmTrust Financial Services
7.500% (B)	20,000	$505
Total Insurance		505
Internet — 0.9%
eBay
6.000%, 02/01/2056	20,000	542
Total Internet		542
Petroleum Refining — 1.7%
NGL Energy Partners
9.000%	20,000	499
NuStar Energy
7.625% (A) (B)	20,000	514
Total Petroleum Refining		1,013
Real Estate Investment Trust — 1.8%
DDR
6.375% (B)	20,000	538
Public Storage
5.400% (B)	20,000	525
Total Real Estate Investment Trust		1,063
Telephones & Telecommunication — 0.9%
Quest
6.750%	20,000	506
Total Telephones & Telecommunication		506
Transportation Services — 0.8%
Costamare
7.625% (B)	20,000	487
Total Transportation Services		487
Wireless Telecommunication Services — 0.9%
United States Cellular
7.250%, 12/01/2063	20,000	534
Total Wireless Telecommunication Services		534
Total Preferred Stock (Cost $7,575 (000))		7,867
Cash Equivalent (D) — 2.0%
Federated Government Obligations Fund, Cl I, 0.890%	1,186,871	1,187
Total Cash Equivalent (Cost $1,187 (000))		1,187
Total Investments — 99.7% (Cost $55,860 (000))		$58,083

Percentages are based on net assets of $58,258 (000).

*	Non-income producing security.
(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2017.
(B)	Perpetual Maturity
(C)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $10,886 (000), representing 18.7% of the net assets.
(D)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Diversified International Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 94.4%
Australia — 0.9%
BHP Billiton ADR	59,905	$2,496
Total Australia		2,496
Austria — 4.5%
Erste Group Bank*	114,604	4,745
Schoeller-Bleckmann Oilfield Equipment*	40,674	3,069
Voestalpine	91,210	4,609
Total Austria		12,423
Brazil — 1.6%
Banco Bradesco ADR*	450,636	4,335
Total Brazil		4,335
Canada — 2.4%
Magna International	83,830	3,986
Rogers Communications, Cl B	53,112	2,762
Total Canada		6,748
China — 1.9%
Anhui Conch Cement, Cl H	858,500	3,176
BYD, Cl H	355,000	2,214
Total China		5,390
Colombia — 1.2%
Bancolombia ADR	75,357	3,296
Total Colombia		3,296
Czech Republic — 0.9%
Komercni Banka	55,582	2,389
Total Czech Republic		2,389

Description	Shares	Value (000)
France — 6.8%
Publicis Groupe	68,496	$5,161
Safran	54,316	5,119
Societe Generale	67,909	3,971
Sodexo	39,760	4,680
Total France		18,931
Germany — 1.6%
Continental	19,935	4,477
Total Germany		4,477
Hong Kong — 3.8%
China Life Insurance, Cl H	1,865,000	5,911
Orient Overseas International*	172,000	1,602
Shanghai Fosun Pharmaceutical Group, Cl H	818,000	2,995
Total Hong Kong		10,508
India — 4.4%
HDFC Bank ADR	71,855	6,954
ICICI Bank ADR	579,061	5,391
Total India		12,345
Indonesia — 0.8%
Indofood Sukses Makmur	3,646,800	2,292
Total Indonesia		2,292
Ireland — 2.4%
Shire	117,698	6,612
Total Ireland		6,612
Italy — 1.9%
Prysmian	166,259	5,302
Total Italy		5,302
Japan — 6.9%
Denso	116,100	5,575
Hitachi*	543,000	3,733
Secom	67,900	5,086
Toray Industries	534,800	4,826
Total Japan		19,220
Mexico — 1.6%
Grupo Financiero Banorte, Cl O	681,800	4,507
Total Mexico		4,507
Netherlands — 3.0%
Heineken	52,562	5,464

Schedule of Investments

Diversified International Fund (concluded)

Description	Shares	Value (000)
Netherlands (continued)
Royal Dutch Shell, Cl A	101,487	$2,861
Total Netherlands		8,325
Norway — 5.5%
DNB	372,400	7,286
Norsk Hydro	644,988	4,143
StatoilHydro ADR	200,855	3,768
Total Norway		15,197
Panama — 2.6%
Carnival	106,798	7,132
Total Panama		7,132
Singapore — 2.3%
DBS Group Holdings	259,000	4,126
United Industrial	982,600	2,324
Total Singapore		6,450
South Korea — 3.1%
Hyundai Mobis	15,575	3,424
Samsung Electronics	2,415	5,201
Total South Korea		8,625
Spain — 2.9%
Amadeus IT Group, Cl A	129,124	7,925
Total Spain		7,925
Sweden — 1.2%
Getinge, Cl B	185,194	3,210
Total Sweden		3,210
Switzerland — 5.8%
Credit Suisse Group ADR	240,288	3,688
Novartis ADR	77,055	6,565
Roche Holding	22,492	5,709
Total Switzerland		15,962
Taiwan — 5.8%
Advanced Semiconductor Engineering	3,360,753	4,519
Hon Hai Precision Industry	1,562,100	6,079
Taiwan Semiconductor Manufacturing	766,000	5,441
Total Taiwan		16,039
Turkey — 1.2%
Akbank	1,131,706	3,359
Total Turkey		3,359

Description	Shares	Value (000)
United Kingdom — 8.7%
Barclays	1,931,455	$5,169
Diageo	188,362	6,080
HSBC Holdings	551,085	5,501
ITV	1,492,591	3,404
Rio Tinto ADR	86,461	4,097
Total United Kingdom		24,251
United States — 8.7%
Core Laboratories	49,258	4,952
Everest Re Group	22,325	5,858
ICON*	91,995	9,655
Teva Pharmaceutical Industries ADR	116,321	3,742
Total United States		24,207
Total Common Stock (Cost $185,226 (000))		261,953
Cash Equivalents (A) — 5.3%
Dreyfus Government Cash Management, Cl I, 0.910%	13,740,124	13,740
Federated Government Obligations Fund, Cl I, 0.890%	1,019,373	1,019
Total Cash Equivalents (Cost $14,759 (000))		14,759
Total Investments — 99.7% (Cost $199,985 (000))		$276,712

Percentages are based on net assets of $277,494 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Dynamic Asset Allocation Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Registered Investment Companies — 98.7%
Exchange Traded Funds — 98.7%
First Trust North American Energy Infrastructure Fund	1,290	$33
iShares 20+ Year Treasury Bond ETF	2,760	342
iShares Commodities Select Strategy ETF	5,050	172
iShares Core S&P 500 ETF	1,795	447
iShares Core U.S. Aggregate Bond ETF	3,120	342
iShares iBoxx $ High Yield Corporate Bond ETF	970	86
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,050	127
iShares MSCI EAFE Index Fund	3,740	250
iShares MSCI EAFE Small-Capital ETF	1,380	83
iShares MSCI Emerging Markets ETF	6,640	291
iShares MSCI Frontier 100 ETF	2,780	81
iShares MSCI Global Gold Miners ETF	4,410	82
iShares Russell 2000 ETF	1,540	218
iShares US Preferred Stock ETF	3,140	123
PowerShares Senior Loan Portfolio	5,210	121
SPDR Bloomberg Barclays International Treasury Bond ETF	4,350	124
SPDR S&P Emerging Markets SmallCap ETF	1,705	82
VanEck Vectors JPMorgan EM Local Currency Bond ETF	8,550	164
Vanguard Global ex-U.S. Real Estate ETF	2,810	165
Vanguard REIT ETF	550	46
Total Exchange Traded Funds		3,379
Total Registered Investment Companies (Cost $3,125 (000))		3,379
Cash Equivalent (A) — 6.5%
Federated Government Obligations Fund, Cl I, 0.890%	222,674	223
Total Cash Equivalent (Cost $223 (000))		223
Total Investments — 105.2% (Cost $3,348 (000))		$3,602

Percentages are based on net assets of $3,423 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Market

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

International Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 87.4%
Australia — 6.1%
Australian Pharmaceutical Industries	15,700	$22
BlueScope Steel	23,000	243
Charter Hall Group	59,600	247
HFA Holdings	82,900	170
Sandfire Resources NL	10,100	47
Whitehaven Coal*	16,500	39
Total Australia		768
Belgium — 0.9%
D’ieteren	2,300	109
Total Belgium		109
Canada — 2.0%
Canfor*	3,100	52
Centerra Gold*	8,900	47
High Arctic Energy Services	7,600	23
Hudbay Minerals	5,200	40
Norbord	1,700	61
Supremex	8,100	29
Total Canada		252
Finland — 1.6%
Martela	3,500	47
Outokumpu	17,800	150
Total Finland		197
France — 4.5%
Derichebourg	10,700	94
Faurecia	500	28
Fnac Darty*	2,900	274
Fountaine Pajot	600	58

Description	Shares	Value (000)
France (continued)
Ipsen	800	$103
Total France		557
Germany — 1.8%
CropEnergies	14,605	157
Deutz	6,089	45
Grammer	316	18
Total Germany		220
Hong Kong — 3.2%
Hisense Kelon Electrical Holdings, Cl A	150,000	215
Kingboard Chemical Holdings	12,000	54
PCCW	101,000	57
Tianneng Power International	86,000	68
Total Hong Kong		394
Israel — 0.3%
Reit 1	9,705	36
Total Israel		36
Italy — 4.9%
A2A	63,400	108
Arnoldo Mondadori Editore*	22,100	46
Ascopiave	12,000	49
DiaSorin	2,000	174
Digital Bros	4,800	76
Saras	44,900	103
Vittoria Assicurazioni	4,000	56
Total Italy		612
Japan — 21.5%
Daiichi Jitsugyo	37,400	217
Daiken	3,100	76
Daiwabo Holdings	11,000	43
Diamond Dining	1,700	38
G-Tekt	2,600	50
Hosokawa Micron	4,040	197
Inaba Denki Sangyo	600	24
Ishihara Sangyo Kaisha*	2,000	22
Janome Sewing Machine	6,400	52
Kasai Kogyo	12,300	161
LEC	2,400	59
Nakayama Steel Works	5,400	33
Nichireki	5,400	65
Nippon Light Metal Holdings	15,200	41
Nissin	20,000	97
Nittetsu Mining	1,500	84
Punch Industry	4,600	55

Schedule of Investments	July 31, 2017 (Unaudited)

International Small Cap Fund (continued)

Description	Shares	Value (000)
Japan (continued)
Ryobi	8,100	$38
San-Ai Oil	9,800	100
Sanyo Chemical Industries	1,100	52
Sanyo Denki	13,500	151
Sanyo Special Steel	37,900	230
Sekisui Plastics	5,000	43
Shinagawa Refractories	5,400	15
Shinko Plantech	10,800	92
Shizuoka Gas	4,800	36
Sumitomo Seika Chemicals	300	15
Tatsuta Electric Wire and Cable	5,200	33
Tsugami	13,100	106
Uchida Yoko	800	20
Unipres	900	21
Voyage Group	4,700	89
YAMABIKO	4,400	53
YA-MAN	2,200	170
Yuasa Trading	3,400	109
Total Japan		2,687
Netherlands — 0.6%
AMG Advanced Metallurgical Group	2,300	79
Total Netherlands		79
Norway — 4.5%
AF Gruppen	9,900	188
Aker BP	2,500	47
Grieg Seafood	30,000	247
Norway Royal Salmon	2,125	36
Subsea 7	3,200	48
Total Norway		566
Singapore — 5.0%
Best World International	58,000	66
Mapletree Industrial Trust	198,000	271
Valuetronics Holdings	99,000	59
Yanlord Land Group	169,600	227
Total Singapore		623
South Korea — 9.4%
Aekyung Petrochemical	6,623	91
Autech	5,466	62
Daehan Steel	2,990	37
Daeyang Electric*	2,599	32
Danawa	15,449	159
DY POWER	2,974	47
F&F	3,220	81

Description	Shares	Value (000)
South Korea (continued)
Harim	14,823	$60
Huchems Fine Chemical	3,388	76
Korea Petrochemical Industries	210	49
Oyang	2,724	34
Poongsan	1,320	58
POSCO Coated & Color Steel	1,808	52
PSK	6,071	117
Shin Hwa Contech*	6,840	41
SIMMTECH	3,297	31
Telechips	4,426	50
Visang Education	2,529	29
YeaRimDang Publishing*	8,107	70
Total South Korea		1,176
Spain — 0.9%
Cia de Distribucion Integral Logista Holdings	1,400	36
Siemens Gamesa Renewable Energy	4,700	77
Total Spain		113
Sweden — 1.5%
Boliden	1,000	31
Probi	2,500	115
SSAB*	10,800	45
Total Sweden		191
Switzerland — 3.5%
Julius Baer Group	3,042	172
Liechtensteinische Landesbank	767	39
Lonza Group	788	187
Schweiter Technologies	31	41
Total Switzerland		439
United Kingdom — 14.9%
Amino Technologies	25,800	64
Ashtead Group	2,600	56
Beazley	41,300	279
BGEO Group	2,000	91
Centamin	58,800	129
Conviviality	45,200	229
Crest Nicholson Holdings	7,800	55
Evraz*	47,600	149
Fenner	17,000	77
Ferrexpo	48,700	154
Games Workshop Group	13,100	277
Grainger	16,100	56
Indivior*	10,800	55
Polypipe Group	8,300	44
Redrow	14,800	116

Schedule of Investments

International Small Cap Fund (concluded)

Description	Shares	Value (000)
United Kingdom (continued)
SThree	8,900	$37
Total United Kingdom		1,868
United States — 0.3%
Orbotech*	1,000	35
Total United States		35
Total Common Stock (Cost $8,702 (000))		10,922
Cash Equivalents (A) — 12.0%
Dreyfus Government Cash Management, Cl I, 0.910%	136,193	136
Federated Government Obligations Fund, Cl I, 0.890%	1,367,343	1,368
Total Cash Equivalents (Cost $1,504 (000))		1,504
Total Investments — 99.4% (Cost $10,206 (000))		$12,426

Percentages are based on net assets of $12,499 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Louisiana Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 91.6%
Louisiana — 91.6%
Central Community School System, GO Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$161
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	270	277
East Ouachita Parish School District, Ser A, GO Callable 03/01/25 @ 100
4.000%, 03/01/26	100	111
Iberia Parishwide School District, GO Callable 03/01/24 @ 100
3.750%, 03/01/33	275	286
Lafayette, Consolidated Government, RB, AGM Callable 11/01/25 @ 100
3.750%, 11/01/31	50	51
Lafayette, Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	218
Lafayette, Parish Law Enforcement District, Limited Tax, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	280	284
Livingston, Utility Systems Revenue, RB Pre-Refunded @ 100
5.300%, 08/01/21 (A)	250	290
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB Callable 11/01/25 @ 100
5.000%, 11/01/32	250	290
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	300	312

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB Callable 10/01/24 @ 100
5.000%, 10/01/34	$250	$286
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	317
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	325	356
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	200	206
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	210	225
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	187
Louisiana, State Gasoline & Fuels Tax Revenue, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/37	165	180
Louisiana, State Transportation Authority, Ser A, RB Callable 08/15/23 @ 100
4.500%, 08/15/43	250	269
Louisiana, State University & Agricultural & Mechanical College & Refunding, Auxiliary, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/20 (A)	100	111

Schedule of Investments

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Louisiana (continued)
Parish of Ascension Louisiana, RB, AGM Callable 04/01/18 @ 100
3.250%, 04/01/35	$215	$215
Parish of St. John the Baptist Louisiana, GO Callable 03/01/25 @ 100
3.500%, 03/01/30	110	113
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	123
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	302
St. Martin Parish School Board, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	111
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	264
St. Tammany Parish Recreation District No. 14, GO Callable 04/01/24 @ 100
3.750%, 04/01/34	275	289
Terrebonne Parish, Hospital Service District No. 1, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	150	161
Terrebonne Parish, Sales & Use Tax Project, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	100	111
West Ouachita Parish School District, RB Callable 09/01/25 @ 100
3.750%, 09/01/34	290	303
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	206
Total Louisiana		6,615
Total Municipal Bonds (Cost $6,270 (000))		6,615
Cash Equivalent (B) — 7.2%
Federated Government Obligations Fund, Cl I, 0.890%	518,205	518
Total Cash Equivalent (Cost $518 (000))		518
Total Investments — 98.8% (Cost $6,788 (000))		$7,133

Percentages are based on net assets of $7,220 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Microcap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 96.8%
Agriculture — 1.5%
American Vanguard	10,163	$180
Total Agriculture		180
Banks — 8.4%
Allegiance Bancshares*	4,297	161
Capital City Bank Group	8,342	179
First Connecticut Bancorp	6,154	158
NMI Holdings, Cl A*	13,515	159
PHH*	11,957	165
Security National Financial, Cl A*	24,637	156
Total Banks		978
Beauty Products — 1.3%
Natural Health Trends	6,113	151
Total Beauty Products		151
Broadcasting, Newspapers and Advertising — 2.8%
Salem Media Group, Cl A	23,066	165
Townsquare Media, Cl A*	15,118	167
Total Broadcasting, Newspapers and Advertising		332
Building & Construction — 1.4%
William Lyon Homes, Cl A*	6,955	157
Total Building & Construction		157
Chemicals — 1.5%
Core Molding Technologies*	9,175	175
Total Chemicals		175

Description	Shares	Value (000)
Commercial Services — 1.3%
Barrett Business Services	2,800	$154
Total Commercial Services		154
Computer Software — 1.3%
Zix*	29,154	155
Total Computer Software		155
Computers & Services — 1.5%
EMCORE*	14,928	173
Total Computers & Services		173
Data Processing & Outsourced Services — 3.3%
RPX*	13,080	179
Willdan Group*	6,030	202
Total Data Processing & Outsourced Services		381
Electrical Utilities — 1.9%
Spark Energy, Cl A	10,930	227
Total Electrical Utilities		227
Electronic Components & Equipment — 3.3%
Control4*	9,700	222
Vishay Precision Group*	9,600	168
Total Electronic Components & Equipment		390
Engineering Services — 3.2%
Goldfield*	34,165	174
Sterling Construction*	15,761	202
Total Engineering Services		376
Entertainment — 4.3%
Century Casinos*	21,870	157
Monarch Casino & Resort*	5,556	184
RCI Hospitality Holdings	7,179	163
Total Entertainment		504
Financial Services — 4.3%
Consumer Portfolio Services*	38,035	156
Enova International*	10,900	158
Regional Management*	7,600	183
Total Financial Services		497
Gas & Natural Gas — 1.3%
Sanchez Midstream Partners (A)	13,251	154
Total Gas & Natural Gas		154

Schedule of Investments

Microcap Fund (concluded)

Description	Shares	Value (000)
Home Furnishings — 1.7%
Hooker Furniture	4,760	$201
Total Home Furnishings		201
Insurance — 10.5%
Citizens, Cl A*	25,400	205
Donegal Group, Cl A	10,825	163
EMC Insurance Group	5,787	160
Hallmark Financial Services*	14,946	168
Heritage Insurance Holdings	12,819	162
Kingstone	10,975	181
Kinsale Capital Group	4,720	184
Total Insurance		1,223
Insurance Brokers — 3.5%
eHealth*	8,612	146
Health Insurance Innovations, Cl A*	9,220	259
Total Insurance Brokers		405
Leasing & Renting — 1.4%
Haverty Furniture	7,291	162
Total Leasing & Renting		162
Machinery — 4.6%
Chicago Rivet & Machine	4,360	160
Columbus McKinnon	6,138	158
Eastern	7,550	221
Total Machinery		539
Materials — 1.3%
Monarch Cement	3,193	154
Total Materials		154
Medical Products & Services — 6.0%
Addus HomeCare*	4,370	148
Exactech*	5,820	170
FONAR*	8,536	220
Kewaunee Scientific	6,615	167
Total Medical Products & Services		705
Paper & Paper Products — 1.5%
UFP Technologies*	5,904	170
Total Paper & Paper Products		170
Petroleum & Fuel Products — 4.9%
Halcon Resources*	39,379	258
Natural Gas Services Group*	6,256	156
Permian Basin Royalty Trust	17,200	156
Total Petroleum & Fuel Products		570

Description	Shares	Value (000)
Petroleum Refining — 1.5%
REX American Resources*	1,775	$177
Total Petroleum Refining		177
Real Estate Investment Trust — 4.3%
MedEquities Realty Trust	13,139	158
Mortgage Investment Trust	8,710	160
Preferred Apartment Communities, Cl A	10,287	178
Total Real Estate Investment Trust		496
Retail — 4.3%
Big 5 Sporting Goods	12,959	139
Calloway’s Nursery*	29,353	178
Titan Machinery*	10,477	187
Total Retail		504
Semi-Conductors & Instruments — 5.0%
AXT*	25,300	222
Ichor Holdings*	8,491	195
Kimball Electronics*	8,393	163
Total Semi-Conductors & Instruments		580
Telecommunication Services — 1.3%
Autobytel*	13,980	154
Total Telecommunication Services		154
Transportation Services — 1.2%
Radiant Logistics*	31,913	138
Total Transportation Services		138
Wireless Telecommunication Services — 1.2%
Spok Holdings	8,851	145
Total Wireless Telecommunication Services		145
Total Common Stock (Cost $10,072 (000))		11,307
Cash Equivalent (B) — 3.3%
Federated Government Obligations Fund, Cl I, 0.890%	392,451	392
Total Cash Equivalent (Cost $392 (000))		392
Total Investments — 100.1% (Cost $10,464 (000))		$11,699

Percentages are based on net assets of $11,684 (000).

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $154 (000) or 1.3% of net assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Mississippi Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 90.4%
Mississippi — 90.4%
Clinton Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$204
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100
5.000%, 03/01/34	645	697
Lauderdale, GO Callable 11/01/25 @ 100
3.250%, 11/01/31	250	256
Callable 11/01/25 @ 100	100	101
3.000%, 11/01/30
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM Callable 12/01/20 @ 100
4.500%, 12/01/30	100	108
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB	200	215
5.000%, 08/01/19
Mississippi, Development Bank, Flowood Refunding Project, RB Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,000
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	238
5.250%, 01/01/34	1,200	1,546
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	55
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100
5.125%, 04/01/41	400	433

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	$575	$654
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM Callable 09/01/22 @ 100
3.500%, 09/01/34	700	710
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC Pre-Refunded @ 100
5.000%, 03/01/19 (A)	75	80
Mississippi, Development Bank, Jones County Junior College Project, RB, BAM Callable 05/01/26 @ 100
3.500%, 05/01/35	200	197
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Pre-Refunded @ 100
5.500%, 04/01/21 (A)	385	445
5.250%, 04/01/21 (A)	305	350
5.125%, 04/01/21 (A)	50	57
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB	400	453
5.500%, 10/01/21
Mississippi, Development Bank, Marshall Country Industrial Development Authority, RB Callable 01/01/25 @ 100
3.750%, 01/01/35	200	205
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	455	476
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	750	755
Mississippi, Development Bank, Tax Increment Financing Project, TA Callable 05/01/19 @ 100
4.500%, 05/01/24	120	126
Mississippi, Development Bank, Water & Sewer Project, RB, AGC Pre-Refunded @ 100
5.250%, 07/01/20 (A)	230	257

Schedule of Investments

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	$400	$408
Mississippi, State Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
4.000%, 10/01/36	900	941
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	947
Mississippi, State University Educational Building Project, RB Callable 08/01/21 @ 100
5.000%, 08/01/41	705	785
Oxford School District, School Improvement Project, GO Callable 04/01/21 @ 100
4.500%, 04/01/31	500	541
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB Callable 06/01/22 @ 100
4.000%, 06/01/41	250	257
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB Callable 03/01/25 @ 100
3.250%, 03/01/33	500	503
Total Mississippi		14,000
Total Municipal Bonds (Cost $13,173 (000))		14,000
Cash Equivalent (B) — 8.6%
Federated Government Obligations Fund, Cl I, 0.890%	1,322,252	1,322
Total Cash Equivalent (Cost $1,322 (000))		1,322
Total Investments — 99.0% (Cost $14,495 (000))		$15,322

Percentages are based on net assets of $15,481 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2017 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 67.5%
Aerospace & Defense — 1.6%
Boeing (A)	5,400	$1,309
Northrop Grumman (A)	4,270	1,124
Total Aerospace & Defense		2,433
Airlines — 0.5%
Hawaiian Holdings*	18,200	753
Total Airlines		753
Automotive — 2.0%
BorgWarner (A)	20,000	935
Cooper-Standard Holdings* (A)	9,000	920
Dorman Products*	7,500	585
Gentex	30,000	511
Total Automotive		2,951
Banks — 5.9%
Citigroup (A)	15,700	1,075
Comerica	12,700	918
East West Bancorp (A)	17,800	1,014
Fulton Financial	50,000	913

Description	Shares	Value (000)
Banks (continued)
Independent Bank (A)	14,000	$999
M&T Bank	5,800	946
Morgan Stanley (A)	20,000	938
PNC Financial Services Group (A)	7,700	992
Zions Bancorporation	21,700	983
Total Banks		8,778
Cable/Media — 0.5%
Cable One	990	752
Total Cable/Media		752
Chemicals — 2.0%
Albemarle	9,000	1,042
Olin	31,400	926
Stepan	12,000	986
Total Chemicals		2,954
Commercial Services — 0.6%
ManpowerGroup	8,600	921
Total Commercial Services		921
Computer & Electronics Retail — 0.7%
Best Buy	18,100	1,056
Total Computer & Electronics Retail		1,056
Computer Software — 0.6%
Synopsys*	10,950	839
Total Computer Software		839
Computers & Services — 2.6%
Corning (A)	31,000	903
HP	48,800	932
NetApp	19,800	860
Zebra Technologies, Cl A *	11,800	1,200
Total Computers & Services		3,895
Containers & Packaging — 0.7%
Owens-Illinois* (A)	46,500	1,111
Total Containers & Packaging		1,111
Diversified Support Services — 0.7%
Viad (A)	19,000	1,017
Total Diversified Support Services		1,017

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Drugs — 0.6%
Allergan	3,700	$934
Total Drugs		934
Electrical Components & Equipment — 1.4%
Belden	13,000	935
Vishay Intertechnology (A)	63,200	1,128
Total Electrical Components & Equipment		2,063
Electrical Utilities — 0.6%
CenterPoint Energy	31,800	896
Total Electrical Utilities		896
Electronic Components & Equipment — 2.1%
Cognex	13,000	1,236
Itron*	15,000	1,095
MTS Systems	16,000	843
Total Electronic Components & Equipment		3,174
Entertainment — 1.6%
Scientific Games, Cl A*	32,500	1,204
Time Warner	11,300	1,158
Total Entertainment		2,362
Entertainment & Gaming — 2.1%
Activision Blizzard	17,000	1,050
Electronic Arts*	8,319	971
Take-Two Interactive Software*	14,765	1,174
Total Entertainment & Gaming		3,195
Environmental Services — 0.7%
Waste Management (A)	14,100	1,060
Total Environmental Services		1,060
Financial Services — 1.8%
American Express	13,300	1,134
Ameriprise Financial	6,400	927
Goldman Sachs Group	2,600	586
Total Financial Services		2,647
Forest Products — 0.6%
Louisiana-Pacific* (A)	38,300	962
Total Forest Products		962
Health Care Services — 0.7%
Quest Diagnostics (A)	9,900	1,072
Total Health Care Services		1,072

Description	Shares	Value (000)
Hotels & Lodging — 0.3%
Marcus	18,500	$503
Total Hotels & Lodging		503
Household Products — 1.6%
Energizer Holdings	18,300	843
Tupperware Brands	12,800	777
Whirlpool	4,700	836
Total Household Products		2,456
Insurance — 4.7%
Allstate	12,700	1,156
American Financial Group	10,400	1,054
Assurant	9,600	1,011
Progressive (A)	21,400	1,008
Prudential Financial (A)	8,400	951
Universal Insurance Holdings	36,800	878
XL Group	21,500	955
Total Insurance		7,013
Machinery — 3.8%
Crane	10,100	762
ESCO Technologies	17,000	1,049
Hillenbrand	25,600	922
Illinois Tool Works (A)	7,000	985
Ingersoll-Rand	12,000	1,055
Parker-Hannifin (A)	5,400	896
Total Machinery		5,669
Managed Health Care — 0.8%
UnitedHealth Group (A)	6,350	1,218
Total Managed Health Care		1,218
Manufacturing — 1.2%
John B Sanfilippo & Son	12,300	791
Regal Beloit	11,200	934
Total Manufacturing		1,725
Medical Products & Services — 6.2%
Amgen	4,700	820
Baxter International	18,900	1,143
Chemed	3,300	652
Cigna (A)	5,600	972
DaVita*	13,000	842
HCA Healthcare*	10,100	812
Hill-Rom Holdings (A)	14,000	1,043
Hologic* (A)	24,800	1,096

Schedule of Investments	July 31, 2017 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Medical Products & Services (continued)
Laboratory Corp of America Holdings* (A)	6,700	$1,065
PerkinElmer	12,500	823
Total Medical Products & Services		9,268
Paper & Paper Products — 1.3%
Packaging Corp of America	9,000	985
WestRock	15,700	902
Total Paper & Paper Products		1,887
Petroleum & Fuel Products — 0.4%
Atwood Oceanics*	79,000	621
Total Petroleum & Fuel Products		621
Petroleum Refining — 0.7%
Valero Energy	14,200	979
Total Petroleum Refining		979
Pharmaceuticals — 1.2%
Merck (A)	15,300	977
Pfizer (A)	24,800	823
Total Pharmaceuticals		1,800
Real Estate Investment Trust — 1.2%
Liberty Property Trust	19,100	803
PS Business Parks	7,400	995
Total Real Estate Investment Trust		1,798
Retail — 3.8%
Big 5 Sporting Goods	58,000	624
Big Lots	16,000	795
Children’s Place (A)	9,600	1,014
Darden Restaurants (A)	9,000	755
DXP Enterprises*	21,900	626
Office Depot	159,000	933
Sturm Ruger	15,000	864
Total Retail		5,611
Semi-Conductors & Instruments — 7.3%
Advanced Energy Industries*	12,934	938
Applied Materials	23,000	1,019
Cirrus Logic* (A)	19,687	1,210
Kla-Tencor (A)	9,500	880
Kulicke & Soffa Industries* (A)	55,219	1,189
Lam Research (A)	7,200	1,148
Methode Electronics	19,700	783
Rudolph Technologies*	41,000	1,015

Description	Shares	Value (000)
Semi-Conductors & Instruments (continued)
Sanmina*	27,400	$982
Texas Instruments	11,200	912
TTM Technologies*	51,600	897
Total Semi-Conductors & Instruments		10,973
Specialized Consumer Services — 0.7%
H&R Block	36,300	1,107
Total Specialized Consumer Services		1,107
Telecommunication Services — 0.5%
Blucora*	34,000	762
Total Telecommunication Services		762
Telephones & Telecommunication — 0.6%
AT&T	22,200	866
Total Telephones & Telecommunication		866
Wholesale — 0.6%
AmerisourceBergen, Cl A	9,300	872
Total Wholesale		872
Total Common Stock (Cost $84,793 (000))		100,953
Cash Equivalent (B) — 39.3%
Federated Government Obligations Fund, Cl I, 0.890%	58,681,536	58,682
Total Cash Equivalent (Cost $58,682 (000))		58,682
Total Investments — 106.8% (Cost $143,475 (000))		$159,635

Percentages are based on net assets of $149,516 (000).
Securities Sold Short — (5.3)%
Common Stock — (5.3)%
Agriculture — (0.1)%
Andersons	(5,400)	$(186)
Total Agriculture		(186)
Automotive — (0.4)%
Asbury Automotive Group*	(3,190)	(172)
Horizon Global*	(12,460)	(174)
Stoneridge*	(11,590)	(177)
Total Automotive		(523)
Banks — (0.2)%
BankUnited	(5,540)	(191)
Tompkins Financial	(2,280)	(179)
Total Banks		(370)

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Beauty Products — (0.1)%
Edgewell Personal Care*	(2,510)	$(182)
Total Beauty Products		(182)
Computer Software — (0.3)%
Manhattan Associates*	(3,825)	(169)
Silver Spring Networks*	(17,320)	(196)
Total Computer Software		(365)
Computers & Services — (0.4)%
FleetCor Technologies*	(1,220)	(185)
NETGEAR*	(4,150)	(199)
ViaSat*	(2,810)	(186)
Total Computers & Services		(570)
Consumer Electronics — (0.1)%
Universal Electronics*	(2,720)	(186)
Total Consumer Electronics		(186)
Drugs — (0.2)%
ANI Pharmaceuticals*	(3,830)	(186)
Dermira*	(6,170)	(170)
Total Drugs		(356)
Financial Services — (0.1)%
Synchrony Financial	(6,180)	(187)
Total Financial Services		(187)
Food, Beverage & Tobacco — (0.1)%
Casey’s General Stores	(1,735)	(185)
Total Food, Beverage & Tobacco		(185)
Home Furnishings — (0.1)%
Ethan Allen Interiors	(5,940)	(190)
Total Home Furnishings		(190)
Household Products — (0.1)%
WD-40	(1,680)	(179)
Total Household Products		(179)
Information Technology — (0.1)%
Gigamon*	(4,750)	(189)
Total Information Technology		(189)
Insurance — (0.3)%
Atlas Financial Holdings*	(12,730)	(197)

Description	Shares	Value (000)
Insurance (continued)
RLI	(3,360)	$(195)
Total Insurance		(392)
Internet — (0.1)%
Yelp, Cl A*	(5,710)	(186)
Machinery — (0.2)%
Actuant, Cl A	(7,400)	(179)
Total Machinery		(179)
Manufacturing — (0.3)%
Farmer Brothers*	(5,980)	(186)
Lancaster Colony	(1,480)	(182)
Total Manufacturing		(368)
Medical Products & Services — (0.5)%
Cross Country Healthcare*	(14,770)	(174)
DexCom*	(2,530)	(168)
Mednax*	(3,100)	(146)
Natus Medical*	(4,880)	(172)
Total Medical Products & Services		(660)
Paper & Paper Products — (0.1)%
Clearwater Paper*	(3,750)	(184)
Total Paper & Paper Products		(184)
Real Estate Investment Trust — (0.1)%
Education Realty Trust	(4,760)	(179)
Total Real Estate Investment Trust		(179)
Retail — (1.1)%
Bed Bath & Beyond	(6,230)	(186)
Carrols Restaurant Group*	(14,840)	(181)
Core-Mark Holding	(5,100)	(187)
Denny’s*	(15,920)	(181)
Dollar Tree*	(2,635)	(190)
Genuine Parts	(2,180)	(185)
Papa John’s International	(2,420)	(173)
Sally Beauty Holdings*	(9,230)	(187)
Veritiv*	(4,340)	(161)
Total Retail		(1,631)
Semi-Conductors & Instruments — (0.1)%
PDF Solutions*	(9,410)	(151)
Total Semi-Conductors & Instruments		(151)

Schedule of Investments	July 31, 2017 (Unaudited)

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Telecommunication Services — (0.1)%
SPS Commerce*	(3,020)	$(174)
Total Telecommunication Services		(174)
Transportation Services — (0.1)%
Genesee & Wyoming, Cl A*	(2,660)	(174)
Total Transportation Services		(174)
Total Common Stock (Proceeds $(8,098) (000))		(7,946)
Total Securities Sold Short — (5.3)%
(Proceeds $(8,098) (000))		$(7,946)

Percentages are based on Net Assets of $149,516 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

U.S. Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.8%
Aerospace & Defense — 1.7%
Huntington Ingalls Industries	2,520	$519
Total Aerospace & Defense		519
Automotive — 4.6%
Cooper Tire & Rubber	13,110	479
Gentex	25,190	429
Superior Industries International	23,840	466
Total Automotive		1,374
Banks — 6.8%
Federal Agricultural Mortgage, Cl C	7,090	486
Green Bancorp*	24,640	553
Popular	12,070	509
WSFS Financial	10,560	477
Total Banks		2,025
Broadcasting, Newspapers and Advertising — 1.7%
Gray Television*	34,400	513
Total Broadcasting, Newspapers and Advertising		513
Building & Construction — 9.4%
Beazer Homes USA*	36,070	478
CalAtlantic Group	13,490	474
Granite Construction	9,570	469
Owens Corning	7,040	472
Patrick Industries*	6,050	460
Universal Forest Products	5,350	449
Total Building & Construction		2,802

Description	Shares	Value (000)
Chemicals — 1.7%
Trinseo	7,180	$505
Total Chemicals		505
Containers & Packaging — 1.5%
Berry Global Group*	8,070	452
Total Containers & Packaging		452
Educational Services — 1.6%
K12*	26,590	471
Total Educational Services		471
Electrical Components & Equipment — 1.7%
Vishay Intertechnology	28,280	505
Total Electrical Components & Equipment		505
Electrical Utilities — 1.5%
Black Hills	6,450	449
Total Electrical Utilities		449
Electronic Components & Equipment — 1.5%
Tech Data*	4,400	450
Total Electronic Components & Equipment		450
Financial Services — 6.4%
Enova International*	31,290	454
Invesco Mortgage Capital	28,260	470
Piper Jaffray	8,020	500
World Acceptance*	6,310	477
Total Financial Services		1,901
Food, Beverage & Tobacco — 1.7%
Sanderson Farms	3,910	511
Total Food, Beverage & Tobacco		511
Gas & Natural Gas — 1.6%
Atmos Energy	5,410	470
Total Gas & Natural Gas		470
Insurance — 9.8%
Everest Re Group	1,850	486
First American Financial	10,480	507
James River Group Holdings	12,030	483
Reinsurance Group of America, Cl A	3,710	520
RenaissanceRe Holdings	3,370	495
Universal Insurance Holdings	18,230	435
Total Insurance		2,926

Schedule of Investments	July 31, 2017 (Unaudited)

U.S. Small Cap Fund (concluded)

Description	Shares	Value (000)
Machinery — 3.3%
Global Brass & Copper Holdings	15,370	$493
Kadant	6,180	482
Total Machinery		975
Manufacturing — 1.6%
John B Sanfilippo & Son	7,560	486
Total Manufacturing		486
Medical Products & Services — 4.6%
Lantheus Holdings*	24,310	449
Masimo*	5,020	475
United Therapeutics*	3,530	453
Total Medical Products & Services		1,377
Metals & Mining — 1.5%
Coeur Mining*	54,540	452
Total Metals & Mining		452
Petroleum & Fuel Products — 7.9%
Callon Petroleum*	45,810	518
Exterran*	17,340	480
Patterson-UTI Energy	23,730	459
QEP Resources*	47,920	411
RPC	24,350	504
Total Petroleum & Fuel Products		2,372
Petroleum Refining — 1.7%
REX American Resources*	4,950	495
Total Petroleum Refining		495
Printing & Publishing — 1.6%
Deluxe	6,810	492
Total Printing & Publishing		492
Real Estate Investment Trust — 4.7%
PS Business Parks	3,540	476
RE, Cl A	8,210	477
Summit Hotel Properties	24,430	438
Total Real Estate Investment Trust		1,391
Retail — 6.3%
Children’s Place	4,630	489
Office Depot	84,160	494
Pier 1 Imports	88,890	410
UniFirst	3,350	476
Total Retail		1,869

Description	Shares	Value (000)
Semi-Conductors & Instruments — 9.6%
Cirrus Logic*	7,220	$444
Jabil	15,530	474
Nanometrics*	17,980	479
Rudolph Technologies*	19,320	478
Ultra Clean Holdings*	23,420	549
Xperi	15,080	441
Total Semi-Conductors & Instruments		2,865
Telecommunication Services — 1.4%
Iridium Communications*	41,560	413
Total Telecommunication Services		413
Transportation Services — 1.4%
Greenbrier	9,620	433
Total Transportation Services		433
Total Common Stock (Cost $27,436 (000))		29,493
Cash Equivalent (A) — 1.7%
Federated Government Obligations Fund, Cl I, 0.890%	523,594	524
Total Cash Equivalent (Cost $524 (000))		524
Total Investments — 100.5% (Cost $27,960 (000))		$30,017

Percentages are based on net assets of $29,861 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)

	Burkenroad Small Cap Fund		Diversified Income Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $534,079, $55,860 and $199,985 respectively)	$754,234		$58,083	$276,712
Receivable for investment securities sold	—		—	36
Receivable for capital shares sold	501		8	3
Tax Reclaim receivable	—		—	824
Accrued income	366		378	383
Prepaid expenses	42		26	26

Total Assets	755,143		58,495	277,984

Liabilities:
Payable for capital shares redeemed	1,356		169	22
Payable due to Adviser	592		26	218
Shareholder servicing fees payable	218		1	2
Foreign currency payable, at value (Cost $0, $0 and $76, respectively)	—		—	41
Payable due to Administrator	49		4	18
Payable due to Custodian	42		3	97
Payable due to Transfer Agent	29		7	—
Payable for distribution fees	67		—	—
Payable due to Trustees	14		1	5
Chief Compliance Officer fees payable	7		—	2
Other accrued expenses	232		26	85

Total Liabilities	2,606		237	490

Net Assets	$752,537		$58,258	$277,494

Net Assets:
Paid-in-Capital	$491,323		$65,211	$217,681
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(1,440)		(507)	2,476
Accumulated net realized gain (loss) on investments	42,499		(8,669)	(19,423)
Net unrealized appreciation on investments and foreign currency transactions	220,155		2,223	76,760

Net Assets	$752,537		$58,258	$277,494

Institutional Class Shares:
Net Assets	$179,780		$51,491	$268,947
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,657,081		3,810,399	11,141,867
Net Asset Value, Offering and Redemption Price Per Share	$67.66		$13.51	$24.14

Investor Class Shares:
Net Assets	$540,004		$6,200	$8,437
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,004,742		459,473	349,759
Net Asset Value Per Share	$67.46		$13.49	$24.12

Class C Shares:
Net Assets	n/a		$567	$110
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a		42,168	4,704
Net Asset Value, Offering and Redemption Price Per Share	n/a		$13.46 *	$23.41	*

Class D Shares:
Net Assets	$32,753		n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	502,466		n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$65.19	*	n/a	n/a

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

As of July 31, 2017 (Unaudited)

	Dynamic Asset Allocation Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $3,348, $10,206 and $6,788, respectively)	$3,602	$12,426	$7,133
Foreign currency (Cost $0, $43 and $0, respectively)	—	45	—
Receivable for investment securities sold	79	—	—
Accrued income	—	21	91
Receivable from Adviser	—	—	1
Receivable for capital shares sold	4	4	1
Tax reclaim receivable	—	18	—
Prepaid expenses	4	5	4

Total Assets	3,689	12,519	7,230

Liabilities:
Payable for investment securities purchased	258	—	—
Payable due to Adviser	—	10	—
Shareholder servicing fees payable	—	—	1
Payable due to Administrator	—	1	—
Payable due to Custodian	—	1	—
Payable due to Transfer Agent	6	6	6
Other accrued expenses	2	2	3

Total Liabilities	266	20	10

Net Assets	$3,423	$12,499	$7,220

Net Assets:
Paid-in-Capital	$3,464	$11,042	$7,210
Undistributed net investment income (accumulated net investment loss)	(5)	(16)	9
Accumulated net realized loss on investments	(290)	(750)	(344)
Net unrealized appreciation on investments and foreign currency transactions	254	2,223	345

Net Assets	$3,423	$12,499	$7,220

Institutional Class Shares:
Net Assets	$2,533	$12,000	$4,125
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	163,772	725,843	242,075
Net Asset Value, Offering and Redemption Price Per Share	$15.47	$16.53	$17.04

Investor Class Shares:
Net Assets	$536	$499	$3,095
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,730	30,227	181,695
Net Asset Value Per Share	$15.44 *	$16.51	$17.03

Class C Shares:
Net Assets	$354	$—	$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,173	13	12
Net Asset Value Per Share	$15.28	$16.43 *	$17.19	*

“n/a” designates that the Fund does not offer this class or the Fund does not impose a sales charge.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)

	Microcap Fund		Mississippi Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $10,464 and $14,495, respectively)	$11,699		$15,322
Receivable for capital shares sold	4		—
Accrued income	2		171
Prepaid expenses	2		5

Total Assets	11,707		15,498

Liabilities:
Payable for capital shares redeemed	3		—
Payable due to Adviser	9		3
Payable due to Transfer Agent	6		6
Payable due to Administrator	1		1
Shareholder servicing fees payable	—		2
Other accrued expenses	4		5

Total Liabilities	23		17

Net Assets	$11,684		$15,481

Net Assets:
Paid-in-Capital	$10,045		$15,477
Undistributed net investment income (accumulated net investment loss)	(13)		4
Accumulated net realized gain (loss) on investments	417		(827)
Net unrealized appreciation on investments	1,235		827

Net Assets	$11,684		$15,481

Institutional Class Shares:
Net Assets	$10,914		$9,082
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	602,633		549,351
Net Asset Value, Offering and Redemption Price Per Share	$18.11		$16.53

Investor Class Shares:
Net Assets	$722		$6,367
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	39,965		384,976
Net Asset Value Per Share	$18.06	*	$16.54

Class C Shares:
Net Assets	$48		$32
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,722		1,931
Net Asset Value, Offering and Redemption Price Per Share	$17.76	*	$16.56	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

As of July 31, 2017 (Unaudited)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Assets:
Investments in securities at value (Cost $143,475 and $27,960, respectiively)	$159,635	$30,017
Deposits held at Prime Broker	7,946	—
Receivable for capital shares sold	94	14
Accrued income	103	31
Prepaid expenses	22	3

Total Assets	167,800	30,065

Liabilities:
Payable for Securities sold short (Proceeds $8,098 and $0, respectively)	7,946	—
Payable due to Adviser	102	18
Payable due to Prime Broker	9,897	—
Payable due to Transfer Agent	10	7
Payable due to Administrator	10	2
Payable for capital shares redeemed	247	167
Payable due to Custodian	4	2
Shareholder servicing fees payable	15	—
Payable due to Trustees	—	1
Payable for distribution fees	3	—
Chief Compliance Officer fees payable	1	—
Other accrued expenses	49	7

Total Liabilities	18,284	204

Net Assets	$149,516	$29,861

Net Assets:
Paid-in-Capital	$130,578	$27,856
Undistributed net investment income (accumulated net investment loss)	(142)	22
Accumulated net realized gain (loss) on investments	2,768	(74)
Net unrealized appreciation on investments (including securities sold short)	16,312	2,057

Net Assets	$149,516	$29,861

Institutional Class Shares:
Net Assets	$104,516	$28,091
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,538,152	1,557,856
Net Asset Value, Offering and Redemption Price Per Share	$18.87	$18.03

Investor Class Shares:
Net Assets	$41,005	$1,589
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,225,013	88,497
Net Asset Value Per Share	$18.43	$17.96

Class C Shares:
Net Assets	$3,995	$181
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	234,564	10,291
Net Asset Value, Offering and Redemption Price Per Share	$17.03	$17.58	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Investment Income:
Interest Income	$—	$600	$—	$—
Dividend income	4,421	827	4,985	28
Less: Foreign Taxes Withheld	—	—	(489)	—

Total Investment Income	4,421	1,427	4,496	28

Expenses:
Investment advisory fees	3,588	200	1,219	10
Administration fees	293	22	99	1
Shareholder servicing fees — Investor Class	703	8	10	1
Shareholder servicing fees — Class C	n/a	1	—	—
Shareholder servicing fees — Class D	50	n/a	n/a	n/a
Distribution fees — Class C	n/a	2	—	1
Distribution fees — Class D	50	n/a	n/a	n/a
Transfer agent fees	86	23	48	18
Custodian fees	115	9	154	—
Trustees’ fees	37	3	12	—
Chief Compliance Officer fees	9	1	3	—
Registration fees	43	21	21	2
Professional fees	140	10	47	1
Printing fees	133	10	44	1
Insurance and other expenses	43	7	18	2

Total Expenses	5,290	317	1,675	37

Less: Investment advisory fees waived	(55)	(48)	—	(10)
Less: Reimbursement from advisor	—	—	—	(4)

Total Net Expenses	5,235	269	1,675	23

Net Investment Income (Loss)	(814)	1,158	2,821	5

Net realized gain from security transactions	35,082	453	8,893	31
Net realized loss from foreign currency transactions	—	—	(93)	—
Net change in unrealized appreciation (depreciation) on investments	(15,473)	178	30,003	121
Net change in unrealized appreciation (depreciation) on foreign currency	—	—	56	—

Net Realized and Unrealized Gain (Loss) on investments	19,609	631	38,859	152

Net Increase in Net Assets Resulting from Operations	$18,795	$1,789	$41,680	$157

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2017 (Unaudited)

	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$4	$129	$74	$267
Dividend income	182	—	—	—
Less: Foreign Taxes Withheld	(17)	—	—	—

Total Investment Income	169	129	74	267

Expenses:
Investment advisory fees	59	22	52	44
Administration fees	4	3	4	6
Shareholder servicing fees — Investor Class	1	4	1	8
Custodian fees	2	1	2	2
Transfer agent fees	19	18	19	19
Trustees’ fees	—	—	—	1
Professional fees	2	1	2	3
Printing fees	2	1	2	3
Registration fees	2	3	2	4
Insurance and other expenses	2	4	2	4

Total Expenses	93	57	86	94

Less: Investment advisory fees waived	(9)	(22)	(6)	(30)
Less: Reimbursement from Adviser	—	(5)	—	—

Total Net Expenses	84	30	80	64

Net Investment Income (Loss)	85	99	(6)	203

Net realized gain (loss) from security transactions	(29)	34	163	(10)
Net realized loss from foreign currency	(8)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	1,655	74	360	302
Net change in unrealized appreciation (depreciation) on foreign currency	3	—	—	—

Net Realized and Unrealized Gain (Loss) on investments	1,621	108	523	292

Net Increase in Net Assets Resulting from Operations	$1,706	$207	$517	$495

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Investment Income:
Dividend income	$959	$205
Less: Foreign Taxes Withheld	—	(1)

Total Investment Income	959	204

Expenses:
Investment advisory fees	593	107
Administration fees	58	10
Shareholder servicing fees — Investor Class	59	2
Shareholder servicing fees — Class C	5	—
Distribution fees — Class C	15	1
Transfer agent fees	31	20
Custodian fees	8	4
Trustees’ fees	7	1
Chief Compliance Officer fees	2	—
Prime Broker interest expense	74	—
Dividend expense on securities sold short	41	—
Registration fees	23	2
Professional fees	27	5
Printing fees	26	5
Insurance and other expenses	10	2

Total Expenses	979	159

Less: Investment advisory fees waived	—	(10)

Total Net Expenses	979	149

Net Investment Income (Loss)	(20)	55

Net realized gain from security transactions	5,563	56
Net realized gain on securities sold short	117	—
Net change in unrealized appreciation (depreciation) on investments	(211)	(531)
Net change in unrealized appreciation (depreciation) on securities sold short	(264)	—

Net Realized and Unrealized Gain (Loss) on investments	5,205	(475)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,185	$(420)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statements of Changes in Net Assets (000)

	Burkenroad Small Cap Fund
	02/01/17 to 07/31/17	02/01/16 to 01/31/17
Investment Activities:
Net investment income (loss)	$(814)	$(223)
Net realized gain (loss) from investments, realized gain distributions from investment company shares and foreign currency transactions	35,082	16,812
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(15,473)	159,145

Net Increase in Net Assets Resulting from Operations	18,795	175,734

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Class C Shares	n/a	n/a
Class D Shares	—	—
Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Class C Shares	n/a	n/a
Class D Shares	—	—

Total Dividends and Distributions	—	—

Capital Share Transactions(1):
Institutional Class Shares*:
Shares issued	49,756	149,827
Shares reinvested	—	—
Shares redeemed	(25,192)	(11,688)

Net Institutional Class Shares Transactions	24,564	138,139

Investor Class Shares:
Shares issued	59,401	141,442
Shares reinvested	—	—
Shares redeemed	(115,599)	(339,345)

Net Investor Class Shares Transactions	(56,198)	(197,903)

Class C Shares:
Shares issued	n/a	n/a
Shares reinvested	n/a	n/a
Shares redeemed	n/a	n/a

Net Class C Shares Transactions	n/a	n/a

Class D Shares:
Shares issued	1,704	10,928
Shares reinvested	—	—
Shares redeemed	(16,720)	(31,624)

Net Class D Shares Transactions	(15,016)	(20,696)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(46,650)	(80,460)

Total Increase (Decrease) in Net Assets	(27,855)	95,274

Net Assets:
Beginning of year or period	780,392	685,118

End of year or period	$752,537	$780,392

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	$(1,440)	$(626)

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
*	The Burkenroad Small Cap Fund Institutional Class Shares commenced operations on May 31, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2017 (Unaudited) and the year ended January 31, 2017

Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund		International Small Cap Fund
02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17

$1,158	$2,145	$2,821	$3,407	$5	$4	$85	$100
453	(761)	8,800	5,556	31	82	(37)	(548)
178	4,814	30,059	41,916	121	163	1,658	1,000

1,789	6,198	41,680	50,879	157	249	1,706	552

(1,052)	(1,708)	—	(2,947)	—	(12)	—	(124)
(123)	(249)	—	(58)	—	(2)	—	(5)
(10)	(25)	—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	(552)	—	—	—	—	—	—
—	(99)	—	—	—	—	—	—
—	(10)	—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

(1,185)	(2,643)	—	(3,005)	—	(14)	—	(129)

4,863	10,803	4,626	21,233	739	939	2,250	1,714
223	518	—	1,921	—	3	—	19
(2,530)	(6,354)	(20,629)	(114,962)	(80)	(34)	(142)	(975)

2,556	4,967	(16,003)	(91,808)	659	908	2,108	758

239	853	472	1,175	62	349	79	171
87	252	—	52	—	2	—	5
(707)	(3,653)	(1,062)	(9,748)	(205)	(390)	(76)	(360)

(381)	(2,548)	(590)	(8,521)	(143)	(39)	3	(184)

15	15	—	15	5	1	—	—
8	32	—	—	—	—	—	—
(201)	(487)	(35)	(19)	(1)	(77)	—	(2)

(178)	(440)	(35)	(4)	4	(76)	—	(2)

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

1,997	1,979	(16,628)	(100,333)	520	793	2,111	572

2,601	5,534	25,052	(52,459)	677	1,028	3,817	995

55,657	50,123	252,442	304,901	2,746	1,718	8,682	7,687

$58,258	$55,657	$277,494	$252,442	$3,423	$2,746	$12,499	$8,682

$(507)	$(480)	$2,476	$(345)	$(5)	$(10)	$(16)	$(101)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)

	Louisiana Tax-Free Income Fund
	02/01/17 to 07/31/17	02/01/16 to 01/31/17
Investment Activities:
Net investment income (loss)	$99	$236
Net realized gain (loss) from investments, realized gain distributions from investment company shares (including securities sold short) and foreign currency transactions	34	126
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency transactions	74	(373)

Net Increase (Decrease) in Net Assets Resulting from Operations	207	(11)

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(58)	(126)
Investor Class Shares	(40)	(111)
Class C Shares	—	—

Total Dividends and Distributions	(98)	(237)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	354	781
Shares reinvested	7	16
Shares redeemed	(239)	(1,642)

Net Institutional Class Shares Transactions	122	(845)

Investor Class Shares
Shares issued	88	701
Shares reinvested	35	97
Shares redeemed	(363)	(2,118)

Net Investor Class Shares Transactions	(240)	(1,320)

Class C Shares:
Shares issued	—	—
Shares reinvested	—	—
Shares redeemed	—	—

Net Class C Shares Transactions	—	—

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(118)	(2,165)

Total Increase (Decrease) in Net Assets	(9)	(2,413)

Net Assets:
Beginning of year or period	7,229	9,642

End of year or period	$7,220	$7,229

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	$9	$8

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2017 (Unaudited) and the year ended January 31, 2017

Microcap Fund		Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund
02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17

$(6)	$17	$203	$424	$(20)	$53	$55	$51

163	585	(10)	78	5,680	(3,458)	56	574

360	955	302	(704)	(475)	13,654	(531)	2,525

517	1,557	495	(202)	5,185	10,249	(420)	3,150

—	(19)	(119)	(229)	—	—	—	(81)
—	—	(82)	(208)	—	—	—	(4)
—	—	—	(1)	—	—	—	—

—	(19)	(201)	(438)	—	—	—	(85)

3,548	1,969	1,067	457	6,996	28,686	18,182	3,533
—	4	2	5	—	—	—	33
(588)	(333)	(31)	(195)	(6,603)	(12,367)	(3,041)	(2,416)

2,960	1,640	1,038	267	393	16,319	15,141	1,150

43	143	215	1,478	8,275	32,008	653	253
—	—	70	175	—	—	—	4
(138)	(517)	(607)	(3,182)	(27,852)	(52,588)	(122)	(696)

(95)	(374)	(322)	(1,529)	(19,577)	(20,580)	531	(439)

—	6	—	—	667	991	—	21
—	—	—	1	—	—	—	—
—	(18)	—	—	(608)	(1,191)	(1)	(3)

—	(12)	—	1	59	(200)	(1)	18

2,865	1,254	716	(1,261)	(19,125)	(4,461)	15,671	729

3,382	2,792	1,010	(1,901)	(13,940)	5,788	15,251	3,794

8,302	5,510	14,471	16,372	163,456	157,668	14,610	10,816

$11,684	$8,302	$15,481	$14,471	$149,516	$163,456	$29,861	$14,610

$(13)	$(7)	$4	$2	$(142)	$(122)	$22	$(33)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2017**	$65.95	$—	$1.71	$1.71	$—	$—	$—	$67.66
2017^	57.19	0.09	8.67	8.76	—	—	—	65.95
INVESTOR CLASS SHARES*
2017**	$65.83	$(0.08)	$1.71	$1.63	$—	$—	$—	$67.46
2017	51.65	(0.02)	14.20	14.18	—	—	—	65.83
2016	54.22	0.00	(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
2015	55.57	(0.11)	(0.04)	(0.15)	—	(1.20)	(1.20)	54.22
2014	44.64	(0.30)	11.44	11.14	—	(0.21)	(0.21)	55.57
2013	38.02	0.61 (1)	6.93	7.54	(0.54)	(0.38)	(0.92)	44.64
CLASS D SHARES
2017**	$63.69	$(0.16)	$1.66	$1.50	$—	$—	$—	$65.19
2017	50.10	(0.16)	13.75	13.59	—	—	—	63.69
2016	52.74	(0.14)	(2.08)	(2.22)	—	(0.42)	(0.42)	50.10
2015	54.22	(0.25)	(0.03)	(0.28)	—	(1.20)	(1.20)	52.74
2014	43.66	(0.42)	11.19	10.77	—	(0.21)	(0.21)	54.22
2013	37.21	0.43 (1)	6.85	7.28	(0.45)	(0.38)	(0.83)	43.66

(1)

For the year ended January 31, 2013, Net Investment Income (Loss) per share reflects special dividends which amounted to $0.59 and $0.58 per share for Class A and Class D, respectively. Excluding the special dividends, the ratio of Net Investment Income to Average Net Assets would have been 0.04% and (0.37)% for Class A and Class D, respectively.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)	Portfolio turnover is for the Fund for the full year.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.
^	Commenced operations on May 31, 2016. Ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

2.59%	$179,780	1.15%	1.17%	(0.01)%	31%
15.32	150,676	1.14	1.14	0.22	38 (3)

2.48%	$540,004	1.40%	1.42%	(0.25)%	31%
27.45	582,849	1.39	1.39	(0.03)	38
(4.01)	629,950	1.37	1.37	0.01	39
(0.34)	691,396	1.35	1.35	(0.18)	53
24.97	628,798	1.40 (2)	1.37	(0.58)	28
20.04	216,757	1.40	1.42	1.50 (1)	37

2.36%	$32,753	1.65%	1.66%	(0.49)%	31%
27.13	46,867	1.64	1.64	(0.28)	38
(4.25)	55,168	1.62	1.62	(0.26)	39
(0.59)	51,225	1.60	1.60	(0.44)	53
24.68	46,714	1.65 (2)	1.62	(0.83)	28
19.76	16,973	1.65	1.67	1.09 (1)	37

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends and Distributions
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2017**	$13.37	$0.23	$0.19	$0.42	$(0.28)	$—	$—	$(0.28)
2017	12.56	0.51	0.92	1.43	(0.47)	(0.15)	—	(0.62)
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)
2015	15.49	0.56	(0.32)	0.24	(0.66)	(0.18)	(0.10)	(0.94)
2014	15.50	0.77	(0.01)	0.76	(0.76)	—	(0.01)	(0.77)
2013#	15.00	0.18	0.48	0.66	(0.16)	—	—	(0.16)
INVESTOR CLASS SHARES*
2017**	$13.35	$0.21	$0.19	$0.40	$(0.26)	$—	$—	$(0.26)
2017	12.54	0.46	0.93	1.39	(0.42)	(0.16)	—	(0.58)
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)
2015	15.50	0.55	(0.36)	0.19	(0.65)	(0.16)	(0.10)	(0.91)
2014	15.50	0.74	—	0.74	(0.73)	—	(0.01)	(0.74)
2013#	15.00	0.23	0.42	0.65	(0.15)	—	—	(0.15)
CLASS C SHARES
2017**	$13.32	$0.16	$0.19	$0.35	$(0.21)	$—	$—	$(0.21)
2017	12.51	0.36	0.93	1.29	(0.34)	(0.14)	—	(0.48)
2016	14.77	0.49	(2.04)	(1.55)	(0.63)	(0.08)	—	(0.71)
2015	15.48	0.42	(0.33)	0.09	(0.57)	(0.13)	(0.10)	(0.80)
2014	15.50	0.60	0.01	0.61	(0.62)	—	(0.01)	(0.63)
2013#	15.00	0.17	0.45	0.62	(0.12)	—	—	(0.12)

#	Commenced operations on September 26, 2012. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

$13.51	3.16%	$51,491	0.90%	1.07%	4.09%	25%
13.37	11.56	48,405	0.90	1.04	3.84	83
12.56	(9.90)	40,448	0.90	1.00	4.56	77
14.79	1.37	52,046	0.90	0.99	3.56	77
15.49	5.06	53,949	0.90	0.98	4.98	74
15.50	4.44	33,018	0.90	2.77	3.33	9

$13.49	3.04%	$6,200	1.15%	1.32%	3.85%	25%
13.35	11.29	6,514	1.15	1.28	3.50	83
12.54	(10.11)	8,557	1.15	1.25	4.28	77
14.78	1.08	12,563	1.15	1.24	3.47	77
15.50	4.87	10,931	1.15	1.23	4.74	74
15.50	4.37	3,757	1.15	4.56	4.34	9

$13.46	2.67%	$567	1.90%	2.07%	3.07%	25%
13.32	10.47	738	1.90	2.03	2.75	83
12.51	(10.85)	1,118	1.90	2.00	3.53	77
14.77	0.43	1,556	1.90	2.00	2.66	77
15.48	4.00	1,180	1.90	1.99	3.89	74
15.50	4.16	312	1.90	5.38	3.20	9

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2017**	$20.61	$0.24	$3.29	$3.53	$—	$—	$—	$24.14
2017	17.57	0.22	3.05	3.27	(0.23)	—	(0.23)	20.61
2016	21.02	0.23	(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
2015	21.55	0.19	(0.54)	(0.35)	(0.18)	—	(0.18)	21.02
2014	21.28	0.14	0.28	0.42	(0.12)	(0.03)	(0.15)	21.55
2013	18.59	0.11	2.79	2.90	(0.08)	(0.13)	(0.21)	21.28
INVESTOR CLASS SHARES*
2017**	$20.62	$0.21	$3.29	$3.50	$—	$—	$—	$24.12
2017	17.56	0.21	3.00	3.21	(0.15)	—	(0.15)	20.62
2016	20.94	0.22	(3.45)	(3.23)	(0.15)	—	(0.15)	17.56
2015	21.47	0.14	(0.55)	(0.41)	(0.12)	—	(0.12)	20.94
2014	21.21	0.10	0.25	0.35	(0.06)	(0.03)	(0.09)	21.47
2013	18.53	0.07	2.78	2.85	(0.04)	(0.13)	(0.17)	21.21
CLASS C SHARES
2017**	$20.09	$0.12	$3.20	$3.32	$—	$—	$—	$23.41
2017	17.12	0.02	2.98	3.00	(0.03)	—	(0.03)	20.09
2016	20.41	0.03	(3.31)	(3.28)	(0.01)	—	(0.01)	17.12
2015	20.97	(0.04)	(0.52)	(0.56)	—	—	—	20.41
2014	20.81	(0.02)	0.21	0.19	—	(0.03)	(0.03)	20.97
2013	18.30	(0.07)	2.71	2.64	—	(0.13)	(0.13)	20.81

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

17.13%	$268,947	1.28%	1.28%	2.18%	9%
18.67	244,532	1.26	1.26	1.17	29
(15.27)	290,492	1.24	1.24	1.09	15
(1.66)	439,801	1.20	1.20	0.83	21
1.91	297,393	1.22	1.22	0.67	19
15.68	260,248	1.25	1.25	0.59	12

16.97%	$8,437	1.53%	1.53%	1.92%	9%
18.32	7,782	1.51	1.51	1.08	29
(15.50)	14,295	1.49	1.49	1.05	15
(1.93)	44,232	1.45	1.45	0.61	21
1.63	46,364	1.47	1.47	0.49	19
15.42	47,075	1.50	1.50	0.40	12

16.53%	$110	2.28%	2.28%	1.11%	9%
17.51	128	2.26	2.26	0.13	29
(15.27)	114	1.24	1.24	1.09	15
(2.67)	197	2.20	2.20	(0.19)	21
0.90	183	2.21	2.21	(0.08)	19
14.48	307	2.25	2.25	(0.39)	12

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2017**	$14.65	$0.04	$0.78	$0.82	$—	$—	$—	$15.47
2017	12.83	0.06	1.86	1.92	(0.10)	—	(0.10)	14.65
2016#	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES*
2017**	$14.64	$0.02	$0.78	$0.80	$—	$—	$—	$15.44
2017	12.81	0.03	1.86	1.89	(0.06)	—	(0.06)	14.64
2016#	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81
CLASS C SHARES
2017**	$14.54	$(0.03)	$0.77	$0.74	$—	$—	$—	$15.28
2017	12.77	(0.08)	1.85	1.77	—	—	—	14.54
2016#	15.00	(0.06)	(2.17)	(2.23)	—	—	—	12.77

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

5.60%	$2,533	1.40%	2.37%	0.60%	67%
14.98	1,764	1.40	2.77	0.44	239
(14.31)	750	1.40	3.00	0.62	379

5.46%	$536	1.65%	2.63%	0.24%	67%
14.74	649	1.65	3.11	0.22	239
(14.54)	604	1.65	2.99	(0.04)	379

5.09%	$354	2.40%	3.38%	(0.45)%	67%
13.86	333	2.40	3.88	(0.60)	239
(14.87)	364	2.40	3.77	(0.63)	379

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the six month period ended July 31, 2017 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2017**	$14.16	$0.12	$2.25	$2.37	$—	$—	$—	$16.53
2017	13.47	0.16	0.74	0.90	(0.21)	—	(0.21)	14.16
2016#	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES*
2017**	$14.16	$0.10	$2.25	$2.35	$—	$—	$—	$16.51
2017	13.46	0.15	0.72	0.87	(0.17)	—	(0.17)	14.16
2016#	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46
CLASS C SHARES
2017**	$14.08	$0.10	$2.25	$2.35	$—	$—	$—	$16.43
2017	13.39	0.03	0.74	0.77	(0.08)	—	(0.08)	14.08
2016#	15.00	(0.13)	(1.48)	(1.61)	—	—	—	13.39

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.
(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.55%.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

16.74%	$12,000	1.55%		1.72%		1.59%	36%
6.77	8,259	1.55		1.87		1.19	88
(10.12)	7,102	1.55		2.27		(0.30)	29

16.60%	$499	1.80%		1.97%		1.40%	36%
6.50	423	1.80		2.10		1.09	88
(10.27)	582	1.80		2.55		(0.55)	29

16.69%	$—	1.80	%(1)	1.82	%(1)	1.31%	36%
5.74	—	2.55		2.84		0.25	88
(10.73)	3	2.55		12.35		(1.37)	29

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2017**	$16.79	$0.24	$0.25	$0.49	$(0.24)	$—	$(0.24)	$17.04
2017	17.29	0.49	(0.49)	—	(0.50)	—	(0.50)	16.79
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
2015	15.66	0.51	1.72	2.23	(0.52)	—	(0.52)	17.37
2014	17.35	0.54	(1.66)	(1.12)	(0.55)	(0.02)	(0.57)	15.66
2013	17.09	0.56	0.27	0.83	(0.55)	(0.02)	(0.57)	17.35
INVESTOR CLASS SHARES*
2017**	$16.78	$0.22	$0.25	$0.47	$(0.22)	$—	$(0.22)	$17.03
2017	17.28	0.44	(0.49)	(0.05)	(0.45)	—	(0.45)	16.78
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28
2015	15.65	0.47	1.73	2.20	(0.48)	—	(0.48)	17.37
2014	17.35	0.50	(1.67)	(1.17)	(0.51)	(0.02)	(0.53)	15.65
2013	17.08	0.51	0.28	0.79	(0.50)	(0.02)	(0.52)	17.35
CLASS C SHARES
2017**	$16.88	$0.30	$0.24	$0.54	$(0.23)	$—	$(0.23)	$17.19
2017	17.29	0.61	(0.53)	0.08	(0.49)	—	(0.49)	16.88
2016	17.36	0.35	0.05	0.40	(0.47)	—	(0.47)	17.29
2015	15.65	0.35	1.81	2.16	(0.45)	—	(0.45)	17.36
2014‡	16.94	0.41	(1.31)	(0.90)	(0.37)	(0.02)	(0.39)	15.65

‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
(1)	Total return and portfolio turnover are for period indicated and have not been annualized.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.92%		$4,125	0.75%		1.50%		2.83%	0%
(0.06)		3,939	0.75		1.38		2.84	5
2.56		4,902	0.75		1.32		2.99	16
14.43		5,137	0.75		1.34		3.09	19
(6.44)		4,841	0.75		1.21		3.38	3
4.90		6,623	0.75		1.12		3.24	1

2.80%		$3,095	1.00%		1.75%		2.58%	0%
(0.31)		3,290	1.00		1.63		2.58	5
2.25		4,740	1.00		1.57		2.74	16
14.21		5,341	1.00		1.59		2.85	19
(6.73)		8,069	1.00		1.44		3.10	3
4.71		13,314	1.00		1.37		2.98	1

3.24%		$—	0.07	%(2)	0.10	%(2)	3.57%	0%
0.45		—	0.04	(2)	0.06	(2)	3.55	5
2.39		—	1.55	(2)	2.12		2.03	16
13.98		29	1.75		2.36		2.07	19
(5.22	)(1)	—	—	(2)	—	(2)	4.00	3 (3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2017**	$17.26	$(0.01)	$0.86	$0.85	$—	$—	$—	$18.11
2017	13.72	0.04	3.54	3.58	(0.04)	—	(0.04)	17.26
2016#	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES*
2017**	$17.23	$(0.03)	$0.86	$0.83	$—	$—	$—	$18.06
2017	13.70	—	3.53	3.53	—	—	—	17.23
2016#	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70
CLASS C SHARES
2017**	$17.01	$(0.09)	$0.84	$0.75	$—	$—	$—	$17.76
2017	13.63	(0.11)	3.49	3.38	—	—	—	17.01
2016#	15.00	(0.13)	(1.24)	(1.37)	—	—	—	13.63

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.92%	$10,914	1.50%	1.62%	(0.08)%	73%
26.11	7,476	1.50	1.85	0.28	153
(8.53)	4,491	1.50	2.48	(0.39)	153

4.82%	$722	1.75%	1.87%	(0.29)%	73%
25.77	780	1.75	2.11	(0.02)	153
(8.67)	969	1.75	2.70	(0.62)	153

4.41%	$48	2.50%	2.62%	(1.06)%	73%
24.80	46	2.50	2.85	(0.75)	153
(9.13)	50	2.50	3.90	(1.32)	153

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2017**	$16.21	$0.23	$0.32	$0.55	$(0.23)	$—	$(0.23)	$16.53
2017	16.86	0.46	(0.63)	(0.17)	(0.48)	—	(0.48)	16.21
2016	17.01	0.49	(0.15)	0.34	(0.49)	—	(0.49)	16.86
2015	15.51	0.50	1.51	2.01	(0.51)	—	(0.51)	17.01
2014	17.21	0.53	(1.61)	(1.08)	(0.54)	(0.08)	(0.62)	15.51
2013	17.01	0.57	0.24	0.81	(0.56)	(0.05)	(0.61)	17.21
INVESTOR CLASS SHARES*
2017**	$16.21	$0.21	$0.33	$0.54	$(0.21)	$—	$(0.21)	$16.54
2017	16.87	0.42	(0.65)	(0.23)	(0.43)	—	(0.43)	16.21
2016	17.01	0.45	(0.14)	0.31	(0.45)	—	(0.45)	16.87
2015	15.51	0.46	1.51	1.97	(0.47)	—	(0.47)	17.01
2014	17.21	0.50	(1.62)	(1.12)	(0.50)	(0.08)	(0.58)	15.51
2013	17.01	0.52	0.24	0.76	(0.51)	(0.05)	(0.56)	17.21
CLASS C SHARES
2017**	$16.24	$0.15	$0.32	$0.47	$(0.15)	$—	$(0.15)	$16.56
2017	16.89	0.29	(0.63)	(0.34)	(0.31)	—	(0.31)	16.24
2016	17.01	0.32	(0.13)	0.19	(0.31)	—	(0.31)	16.89
2015	15.51	0.62	1.39	2.01	(0.51)	—	(0.51)	17.01
2014‡	16.86	0.41	(1.32)	(0.91)	(0.36)	(0.08)	(0.44)	15.51

‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
(1)	Total return is for the period indicated and has not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.42%		$9,082	0.75%	1.16%	2.88%	0%
(1.09)		7,877	0.75	1.11	2.73	1
2.11		7,931	0.75	1.10	2.97	6
13.15		8,580	0.75	1.04	3.07	3
(6.28)		7,943	0.75	0.97	3.34	5
4.81		8,369	0.75	0.91	3.31	7

3.35%		$6,367	1.00%	1.41%	2.64%	0%
(1.40)		6,563	1.00	1.36	2.48	1
1.91		8,409	1.00	1.35	2.72	6
12.86		10,493	1.00	1.29	2.82	3
(6.51)		18,381	1.00	1.20	3.07	5
4.55		37,101	1.00	1.16	3.05	7

2.92%		$32	1.75%	2.16%	1.88%	0%
(2.09)		31	1.75	2.11	1.74	1
1.14		32	1.75	2.07	1.98	6
13.15		—	— (2)	— (2)	3.79	3
(5.34	)(1)	—	— (2)	— (2)	3.97	5 (3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2017**	$18.23	$0.01	$0.63	$0.64	$—	$—	$—	$18.87
2017	17.15	0.03	1.05	1.08	—	—	—	18.23
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
2015	17.06	(0.01)	1.83	1.82	—	(1.01)	(1.01)	17.87
2014	17.59	(0.05)	2.84	2.79	(0.03)	(3.29)	(3.32)	17.06
2013	15.88	0.03	1.68	1.71	—	—	—	17.59
INVESTOR CLASS SHARES*
2017**	$17.82	$(0.02)	$0.63	$0.61	$—	$—	$—	$18.43
2017	16.81	(0.01)	1.02	1.01	—	—	—	17.82
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81
2015	16.83	(0.04)	1.79	1.75	—	(1.01)	(1.01)	17.57
2014	17.41	(0.10)	2.81	2.71	—	(3.29)	(3.29)	16.83
2013	15.75	(0.01)	1.67	1.66	—	—	—	17.41
CLASS C SHARES
2017**	$16.53	$(0.08)	$0.58	$0.50	$—	$—	$—	$17.03
2017	15.71	(0.13)	0.95	0.82	—	—	—	16.53
2016	16.58	(0.25)	(0.17)	(0.42)	—	(0.45)	(0.45)	15.71
2015	16.04	(0.17)	1.72	1.55	—	(1.01)	(1.01)	16.58
2014	16.85	(0.24)	2.72	2.48	—	(3.29)	(3.29)	16.04
2013	15.36	(0.14)	1.63	1.49	—	—	—	16.85

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2017, 2016, 2015, 2014, and 2013 was 0.92%, 1.15%, 0.84%, 0.96%, and 0.90%, respectively. The effective advisory fee rate for the six month period ended July 31, 2017 was 0.76%. Expense limitations are applied before giving effect to performance incentive adjustments. The performance fee adjustment was discontinued effective June 1, 2017.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class Shares	Class C Shares
2017**	1.02%	1.29%	2.03%
2017	1.13%	1.40%	2.14%
2016	1.35%	1.63%	2.40%
2015	1.07%	1.31%	2.08%
2014	1.21%	1.48%	2.23%
2013	1.27%	1.51%	2.31%
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(1)(3)		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.51%	$104,516	1.18%		1.18%	0.08%	51%
6.30	100,557	1.26		1.26	0.18	126
(1.59)	78,415	1.64		1.64	(0.47)	159
10.59	64,494	1.47		1.47	(0.03)	151
15.97	52,055	1.61		1.61	(0.24)	223
10.77	49,029	1.65	(2)	1.57	0.17	107

3.42%	$41,005	1.44%		1.44%	(0.19)%	51%
6.01	59,079	1.53		1.53	(0.06)	126
(1.85)	75,436	1.92		1.92	(0.74)	159
10.32	42,614	1.70		1.70	(0.25)	151
15.70	18,640	1.88		1.88	(0.54)	223
10.54	4,993	1.89	(2)	1.83	(0.07)	107

3.02%	$3,995	2.18%		2.18%	(0.92)%	51%
5.22	3,820	2.27		2.27	(0.82)	126
(2.63)	3,817	2.69		2.69	(1.50)	159
9.58	1,458	2.47		2.47	(1.04)	151
14.82	631	2.63		2.63	(1.32)	223
9.70	21	2.69	(2)	2.60	(0.92)	107

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2017 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2017**	$18.25	$0.04	$(0.26)	$(0.22)	$—	$—	$—	$18.03
2017	14.41	0.07	3.88	3.95	(0.11)	—	(0.11)	18.25
2016	14.50	0.03	(0.09)	(0.06)	(0.03)	—	(0.03)	14.41
2015	14.32	0.04	0.15	0.19	(0.01)	—	(0.01)	14.50
2014#	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
INVESTOR CLASS SHARES*
2017**	$18.20	$0.02	$(0.26)	$(0.24)	$—	$—	$—	$17.96
2017	14.37	0.02	3.88	3.90	(0.07)	—	(0.07)	18.20
2016	14.47	(0.01)	(0.09)	(0.10)	—	—	—	14.37
2015	14.32	(0.02)	0.17	0.15	—	—	—	14.47
2014#	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS C SHARES
2017**	$17.89	$(0.05)	$(0.26)	$(0.31)	$—	$—	$—	$17.58
2017	14.17	(0.09)	3.81	3.72	—	—	—	17.89
2016	14.38	(0.11)	(0.10)	(0.21)	—	—	—	14.17
2015	14.32	(0.12)	0.18	0.06	—	—	—	14.38
2014#	15.00	—	(0.68)	(0.68)	—	—	—	14.32

#	Commenced operations December 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.
(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 2.10%.

n/m — Not meaningful. Ratio is not meaningful due to low level of net assets.

*	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2017 have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2017 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(1.21)%	$28,091	1.10%	1.18%	0.43%	37%
27.41	13,343	1.10	1.33	0.42	82
(0.45)	9,454	1.10	1.44	0.15	61
1.32	6,704	1.10	2.18	0.27	71
(4.53)	78	1.10	n/m	(0.61)	4

(1.32)%	$1,589	1.35%	1.43%	0.18%	37%
27.10	1,082	1.35	1.58	0.13	82
(0.69)	1,232	1.35	1.71	(0.10)	61
1.05	1,489	1.35	4.63	(0.14)	71
(4.53)	586	1.31	n/m	(0.71)	4

(1.73)%	$181	2.10%	2.18%	(0.56)%	37%
26.25	185	2.10	2.33	(0.56)	82
(1.46)	130	2.07 (1)	2.46	(0.76)	61
0.42	138	2.10	4.78	(0.85)	71
(4.53)	—	0.12 (1)	n/m	0.36	4

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 32 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016 Class A Shares were redesignated as Investor Class Shares. The share class name change had no impact on the Funds’ operations or investment policy. The Burkenroad Small Cap Fund Institutional Class Shares commenced operations on May 31, 2016.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day

July 31, 2017 (Unaudited)

thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Fair valued securities, if applicable, are identified in the Schedule of Investments.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value. (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval”

Notes to Financial Statements (continued)

based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or

Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2017 (000):

	Level 1	Level 2	Level 3	Total
Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$741,902	$—	$—	$741,902
Cash Equivalent	12,332	—	—	12,332

Total Investments in Securities	$754,234	$—	$—	$754,234

Diversified Income Fund
Investments in Securities
Corporate Bonds	$—	$21,976	$—	$21,976
Registered Investment Companies	15,593	—	—	15,593
Common Stock	11,460	—	—	11,460
Preferred Stock	7,867	—	—	7,867
Cash Equivalent	1,187	—	—	1,187

Total Investments in Securities	$36,107	$21,976	$—	$58,083

Diversified International Fund
Investments in Securities
Common Stock
Australia	$2,496	$—	$—	$2,496
Austria	12,423	—	—	12,423
Brazil	4,335	—	—	4,335
Canada	6,748	—	—	6,748
China	5,390	—	—	5,390
Colombia	3,296	—	—	3,296
Czech Republic	2,389	—	—	2,389
France	18,931	—	—	18,931
Germany	4,477	—	—	4,477
Hong Kong	10,508	—	—	10,508
India	12,345	—	—	12,345
Indonesia	2,292	—	—	2,292
Ireland	6,612	—	—	6,612
Italy	5,302	—	—	5,302
Japan	19,220	—	—	19,220
Mexico	4,507	—	—	4,507
Netherlands	8,325	—	—	8,325
Norway	15,197	—	—	15,197
Panama	7,132	—	—	7,132
Singapore	6,450	—	—	6,450
South Korea	8,625	—	—	8,625
Spain	7,925	—	—	7,925
Sweden	3,210	—	—	3,210
Switzerland	15,962	—	—	15,962
Taiwan	16,039	—	—	16,039
Turkey	3,359	—	—	3,359

July 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
United Kingdom	$24,251	$—	$—	$24,251
United States	24,207	—	—	24,207

Total Common Stock	261,953	—	—	261,953

Cash Equivalents	14,759	—	—	14,759

Total Investments in Securities	$276,712	$—	$—	$276,712

Dynamic Asset Allocation Fund
Investments in Securities
Registered Investment Companies	$3,379	$—	$—	$3,379
Cash Equivalent	223	—	—	223

Total Investments in Securities	$3,602	$—	$—	$3,602

International Small Cap Fund
Investments in Securities
Common Stock
Australia	$768	$—	$—	$768
Belgium	109	—	—	109
Canada	252	—	—	252
Finland	197	—	—	197
France	557	—	—	557
Germany	220	—	—	220
Hong Kong	394	—	—	394
Israel	36	—	—	36
Italy	612	—	—	612
Japan	2,687	—	—	2,687
Netherlands	79	—	—	79
Norway	566	—	—	566
Singapore	623	—	—	623
South Korea	1,176	—	—	1,176
Spain	113	—	—	113
Sweden	191	—	—	191
Switzerland	439	—	—	439
United Kingdom	1,868	—	—	1,868
United States	35	—	—	35

Total Common Stock	10,922	—	—	10,922

Cash Equivalents	1,504	—	—	1,504

Total Investments in Securities	$12,426	$—	$—	$12,426

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$6,615	$—	$6,615
Cash Equivalent	518	—	—	518

Total Investments in Securities	$518	$6,615	$—	$7,133

	Level 1	Level 2	Level 3	Total
Microcap Fund
Investments in Securities
Common Stock	$11,307	$—	$—	$11,307
Cash Equivalent	392	—	—	392

Total Investments in Securities	$11,699	$—	$—	$11,699

Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$14,000	$—	$14,000
Cash Equivalent	1,322	—	—	1,322

Total Investments in Securities	$1,322	$14,000	$—	$15,322

Quantitative Long/Short Fund
Assets
Investments in Securities
Common Stock	$100,953	$—	$—	$100,953
Cash Equivalent	58,682	—	—	58,682

Total Investments in Securities	$159,635	$—	$—	$159,635

Liabilities
Securities Sold Short
Common Stock	$(7,946)	$—	$—	$(7,946)

Total Securities Sold Short	$(7,946)	$—	$—	$(7,946)

U.S. Small Cap Fund
Investments in Securities
Common Stock	$29,493	$—	$—	$29,493
Cash Equivalent	524	—	—	524

Total Investments in Securities	$30,017	$—	$—	$30,017

For the six month period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund and International Small Cap Fund utilizing international fair value pricing during the year.

For the six month period ended July 31, 2017, there were no Level 3 securities.

For the six month period ended July 31, 2017, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for

Notes to Financial Statements (continued)

Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2017, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed

July 31, 2017 (Unaudited)

security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2017 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate paid	Interest Paid
$10,262,907	$9,886,594	1.98%	$88,057

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid monthly for the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, the Microcap Fund, the Quantitative Long/Short Fund and the U.S. Small Cap Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock, serves as investment adviser to each Fund within the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
$0 – $100 million	n/a	n/a	1.00%	n/a	n/a
Over $100 million	n/a	n/a	0.90%	n/a	n/a
$0 – $500 million	0.95%	0.70%	n/a	0.70%	1.10%
$501 million – $1 billion	0.90%	0.65%	n/a	0.65%	1.05%
over $1 billion	0.85%	0.60%	n/a	0.60%	1.00%

Assets	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund (1)	U.S. Small Cap Fund
$0 – $500 million	0.60%	1.00%	0.60%	0.80%	0.80%
$501 million – $1 billion	0.55%	0.95%	0.55%	0.75%	0.75%
over $1 billion	0.50%	0.90%	0.50%	0.70%	0.70%

“n/a” designates asset tier not applicable.

(1)

Effective May 31, 2017, the performance adjustment was discontinued. Prior to May 31, 2017, the advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consisted of a basic annual fee rate (the “Basic Fee”) of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion, and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12-month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment was subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and was added to the Basic Fee if the Fund’s Institutional Class Shares outperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period. Prior to May 31, 2017, the Basic Fee was 1.20% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

During the four month period ended May 31, 2017, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$619,960	$(225,016)	$394,944	0.76%

Effective May 31, 2017, the performance adjustment was discontinued.

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*	International Small Cap Fund*
Institutional Class Shares	1.15%	0.90%	1.50%	1.40%	1.55%
Investor Class Shares	1.40%	1.15%	1.75%	1.65%	1.80%
Class C Shares	n/a	1.90%	2.50%	2.40%	2.55%
Class D Shares	1.65%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund*	Microcap Fund*	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*		U.S. Small Cap Fund*
Institutional Class Shares	0.75%	1.50%	0.75%	1.70	%(1)	1.10%
Investor Class Shares	1.00%	1.75%	1.00%	1.95	%(1)	1.35%
Class C Shares	1.75%	2.50%	1.75%	2.70	%(1)	2.10%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2018.
(1)

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 2018 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2017, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Burkenroad Small Cap Fund	Diversified Income Fund	Dynamic Asset Allocation Fund(1)
2015	2018	$—	$74,536	$12,108
2016	2019	—	64,229	33,669
2017	2020	54,727	94,673	29,236

	Total	$54,727	$233,438	$75,013

Fiscal Year	Subject to Repayment until July 31:	International Small Cap Fund(1)	Louisiana Tax-Free Income Fund	Microcap Fund(1)
2015	2018	$10,933	$63,483	$11,449
2016	2019	31,225	53,436	30,037
2017	2020	25,681	55,760	18,147

	Total	$67,839	$172,679	$59,633

Fiscal Year	Subject to Repayment until July 31:	Mississippi Tax-Free Income Fund	U.S. Small Cap Fund
2015	2018	$61,963	$56,798
2016	2019	55,258	29,776
2017	2020	61,638	27,499

	Total	$178,859	$114,073

(1)	Commenced operations on May 29, 2015.

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

July 31, 2017 (Unaudited)

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2017, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$292,826
Diversified Income Fund	21,743
Diversified International Fund	98,813
Dynamic Asset Allocation Fund	1,095
International Small Cap Fund	4,081
Louisiana Tax-Free Income Fund	2,742
Microcap Fund	3,991
Mississippi Tax-Free Income Fund	5,592
Quantitative Long/Short Fund	58,130
U.S. Small Cap Fund	10,156

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class C Shares	0.75%	0.75%	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2017, Hancock Investment Securities, Inc. received distribution fees in the amount of $2,466 for the Burkenroad Small Cap Fund.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

Notes to Financial Statements (continued)

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25%	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2017, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $2,466, $24, $38, $24 and $13 for the Burkenroad Small Cap Fund, Diversified Income Fund, Diversified International Fund, Quantitative Long/Short Fund and U.S. Small Cap Fund, respectively.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

July 31, 2017 (Unaudited)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2017 (Unaudited) and the year ended January 31, 2017.

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17
Institutional Class Shares:
Shares issued	751	2,466	362	843	212	1,128	49	64
Shares reinvested	—	—	17	39	—	97	—	—
Shares redeemed	(379)	(182)	(188)	(481)	(934)	(5,896)	(5)	(2)

Total Institutional Class Shares Transactions	372	2,284	191	401	(722)	(4,671)	44	62

Investor Class Shares(1):
Shares issued	897	2,443	18	65	21	63	4	24
Shares reinvested	—	—	7	19	—	3	—	—
Shares redeemed	(1,746)	(5,786)	(53)	(279)	(49)	(502)	(14)	(27)

Total Investor Class Shares Transactions	(849)	(3,343)	(28)	(195)	(28)	(436)	(10)	(3)

Class C Shares:
Shares issued	n/a	n/a	1	1	—	1	—	—
Shares reinvested	n/a	n/a	1	2	—	—	—	—
Shares redeemed	n/a	n/a	(15)	(37)	(2)	(1)	—	(6)

Total Class C Shares Transactions	n/a	n/a	(13)	(34)	(2)	—	—	(6)

Class D Shares:
Shares issued	27	193	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	—	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(260)	(557)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(233)	(364)	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(710)	(1,423)	150	172	(752)	(5,107)	34	53

“n/a” designates that the Fund does not offer this class.

(1)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17
Institutional Class Shares:
Shares issued	152	125	21	45	203	127
Shares reinvested	—	1	—	1	—	—
Shares redeemed	(9)	(70)	(14)	(95)	(34)	(21)

Total Institutional Class Shares Transactions	143	56	7	(49)	169	106

Investor Class Shares(1):
Shares issued	5	12	5	41	2	9
Shares reinvested	—	—	2	5	—	—
Shares redeemed	(5)	(26)	(22)	(124)	(8)	(34)

Total Investor Class Shares Transactions	—	(14)	(15)	(78)	(6)	(25)

Class C Shares:
Shares issued	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	(1)

Total Class C Shares Transactions	—	—	—	—	—	(1)

Net Change in Capital Shares	143	42	(8)	(127)	163	80

	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund
	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17	02/01/17 to 07/31/17	02/01/16 to 01/31/17
Institutional Class Shares:
Shares issued	65	27	378	1,646	994	219
Shares reinvested	—	—	—	—	—	2
Shares redeemed	(2)	(11)	(356)	(702)	(167)	(146)

Total Institutional Class Shares Transactions	63	16	22	944	827	75

Investor Class Shares(1):
Shares issued	13	89	456	1,869	36	15
Shares reinvested	4	10	—	—	—	—
Shares redeemed	(37)	(192)	(1,546)	(3,042)	(7)	(42)

Total Class A Shares Transactions	(20)	(93)	(1,090)	(1,173)	29	(27)

Class C Shares:
Shares issued	—	—	40	62	—	1
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	(36)	(74)	—	—

Total Class C Shares Transactions	—	—	4	(12)	—	1

Net Change in Capital Shares	43	(77)	(1,064)	(241)	856	49

(1)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2017 (Unaudited)

5. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2017 were as follows (000):

	Burkenroad Small Cap Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	234,701	15,817	22,667	2,435	4,283
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	282,926	13,367	42,387	1,891	3,473

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)	U.S. Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	—	10,228	—	52,583	25,530
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	250	7,448	137	63,860	9,577

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(accumulated loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2017, except for the tax character of distributions, which are representative as of January 31, 2017 with tax basis adjustments as of April 30, 2017.

Notes to Financial Statements (continued)

The tax character of dividends and distributions declared during the years ended January 31, 2017 and January 31, 2016 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax-Exempt		Return of Capital		Totals
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Burkenroad Small Cap Fund	$—	$—	$—	$5,783	$—	$—	$—	$—	$—	$5,783
Diversified Income Fund	1,982	3,217	—	—	—	—	661	381	2,643	3,598
Diversified International Fund	3,005	4,262	—	—	—	—	—	—	3,005	4,262
Dynamic Asset Allocation Fund*	14	3	—	—	—	—	—	—	14	3
International Small Cap Fund*	129	6	—	—	—	—	—	—	129	6
Louisiana Tax-Free Income Fund	—	—	—	—	237	288	—	—	237	288
Microcap Fund*	19	—	—	—	—	—	—	—	19	—
Mississippi Tax-Free Income Fund	2	1	—	—	436	485	—	—	438	486
Quantitative Long/Short Fund	—	—	—	3,829	—	—	—	—	—	3,829
U.S. Small Cap Fund	85	17	—	—	—	—	—	—	85	17

*	Fund commenced operations on May 29, 2015.

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of April 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Undistributed ordinary income	$—	$—	$1,029	$—	$79	$—	$—	$—	$—	$—
Undistributed tax-exempt income	—	—	—	—	—	2	—	3	—	—
Undistributed long-term capital gain	27,339	—	—	—	—	—	258	—	2,147	—
Unrealized appreciation (depreciation)	232,057	2,290	53,981	132	1,040	285	1,170	641	14,921	2,162
Capital Loss Carryforward	—	(9,078)	(21,014)	(259)	(838)	(344)	—	(826)	—	(337)
Late-Year Loss Deferral	(1,081)	—	—	(7)	—	—	(11)	—	(78)	(18)
Other temporary differences	—	(9)	—	—	—	—	—	1	—	—

Total distributable earnings (accumulated losses)	$258,315	$(6,797)	$33,996	$(134)	$281	$(57)	$1,417	$(181)	$16,990	$1,807

Post-October Losses represent losses realized on investment transactions from November 1, 2016 through April 30, 2017, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2017 through April 30, 2017 and specified losses realized on investment transactions from November 1, 2016 through April 30, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

July 31, 2017 (Unaudited)

During the year ended April 30, 2017, the Burkenroad Small Cap Fund, Diversified International Fund, Dynamic Asset Allocation Fund, Louisiana Tax-Free Income Fund, Microcap Fund and U.S. Small Cap Fund utilized capital loss carryforwards to offset realized capital gains in the amount (000) of $21,784, $11,976, $46, $107, $430 and $495, respectively.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2017, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Diversified Income Fund	$6,407	$2,671	$9,078
Diversified International Fund	1,768	19,246	21,014
Dynamic Asset Allocation Fund	259	—	259
International Small Cap Fund	736	102	838
Louisiana Tax-Free Income Fund	170	174	344
Mississippi Tax-Free Income Fund	131	695	826
U.S. Small Cap Fund	337	—	337

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2017 were as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$534,079	$229,785	$(9,630)	$220,155
Diversified Income Fund	55,860	2,884	(661)	2,223
Diversified International Fund	199,985	82,086	(5,359)	76,727
Dynamic Asset Allocation Fund	3,348	256	(2)	254
International Small Cap Fund	10,206	2,335	(115)	2,220
Louisiana Tax-Free Income Fund	6,782	352	(1)	351
Microcap Fund	10,464	1,596	(361)	1,235
Mississippi Tax-Free Income Fund	14,495	830	(3)	827
Quantitative Long/Short Fund	143,475	17,962	(1,802)	16,160
U.S. Small Cap Fund	27,960	3,059	(1,002)	2,057

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2017 was as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$(8,098)	$294	$(142)	$152

Notes to Financial Statements (concluded)

7.	Other:

On July 31, 2017, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	4	64
Burkenroad Small Cap Fund, Investor Class	2	42
Burkenroad Small Cap Fund, Class D	1	24
Diversified Income Fund, Institutional Class	3	99
Diversified Income Fund, Investor Class	1	18
Diversified Income Fund, Class C	2	28
Diversified International Fund, Institutional Class	5	92
Diversified International Fund, Investor Class	1	22
Diversified International Fund, Class C	2	32
Dynamic Asset Allocation Fund, Institutional Class	2	99
Dynamic Asset Allocation Fund, Investor Class	2	36
Dynamic Asset Allocation Fund, Class C	1	58
International Small Cap Fund, Institutional Class	2	92
International Small Cap Fund, Class C	2	100
Louisiana Tax-Free Income Fund, Institutional Class	2	100
Louisiana Tax-Free Income Fund, Investor Class	1	18
Louisiana Tax-Free Income Fund, Class C	2	100
Microcap Fund, Institutional Class	2	98
Microcap Fund, Investor Class	1	37
Microcap Fund, Class C	5	90
Mississippi Tax-Free Income Fund, Institutional Class	1	98
Mississippi Tax-Free Income Fund, Class C	1	99
Quantitative Long/Short Fund, Institutional Class	3	68
Quantitative Long/Short Fund, Investor Class	3	74
Quantitative Long/Short Fund, Class C	1	37
U.S. Small Cap Fund, Institutional Class	3	97
U.S. Small Cap Fund, Investor Class	1	71
U.S. Small Cap Fund, Class C	4	60

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund and International Small Cap Fund invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts and Global Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for each Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2017, the net assets of the Diversified International Fund and International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not

July 31, 2017 (Unaudited)

have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10.	Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures and does not expect any impact to the Fund’s net assets or results of operations.

11.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2017.

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 24, 2017 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon U.S. Small Cap Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon Microcap Fund and Hancock Horizon International Small Cap Fund;

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (“EARNEST”), on behalf of the Hancock Horizon Diversified International Fund; and

•	the sub-advisory agreement between the Adviser and Globeflex Capital, L.P. (“Globeflex,” and, together with EARNEST, the “Sub-Advisers”), on behalf of the Hancock Horizon International Small Cap Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

July 31, 2017 (Unaudited)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund or the Hancock Horizon International Small Cap Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

July 31, 2017 (Unaudited)

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

HHF-SA-001-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 6, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and
Chief Financial Officer

Date: October 6, 2017